UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry

One Commerce Street

2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code:          1-888-854-8181

Date of fiscal year end:        June 30

Date of reporting period:   September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

RevenueShares Large Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%
Automobiles & Components - 3.5%
BorgWarner, Inc.	3,376	$177,611
Delphi Automotive PLC	6,222	381,658
Ford Motor Co.	217,477	3,216,485
General Motors Co.	113,187	3,615,193
Goodyear Tire & Rubber Co.	18,816	424,959
Harley-Davidson, Inc.	2,456	142,939
Johnson Controls, Inc.	22,656	996,864
Total Automobiles & Components		8,955,709
Banks - 4.4%
Bank of America Corp.	144,720	2,467,476
BB&T Corp.	6,414	238,665
Citigroup, Inc.	42,060	2,179,549
Comerica, Inc.	1,246	62,126
Fifth Third Bancorp	7,929	158,739
Hudson City Bancorp, Inc.	3,203	31,133
Huntington Bancshares, Inc.	7,018	68,285
JPMorgan Chase & Co.	41,663	2,509,779
KeyCorp	7,657	102,068
M&T Bank Corp.	919	113,303
People's United Financial, Inc.	2,194	31,747
PNC Financial Services Group, Inc.	4,617	395,123
Regions Financial Corp.	13,065	131,173
SunTrust Banks, Inc.	5,238	199,201
U.S. Bancorp	12,092	505,808
Wells Fargo & Co.	40,504	2,100,942
Zions Bancorporation	1,864	54,168
Total Banks		11,349,285
Capital Goods - 8.3%
3M Co.	5,294	750,054
Allegion PLC	1,005	47,878
AMETEK, Inc.	1,794	90,077
Boeing Co.	16,942	2,158,072
Caterpillar, Inc.	12,998	1,287,192
Cummins, Inc.	3,226	425,768
Danaher Corp.	6,081	462,034
Deere & Co.	10,857	890,165
Dover Corp.	2,425	194,800
Eaton Corp. PLC	8,258	523,309
Emerson Electric Co.	9,320	583,246
Fastenal Co.	1,871	84,008
Flowserve Corp.	1,633	115,159
Fluor Corp.	8,299	554,290
General Dynamics Corp.	5,862	745,002
General Electric Co.	134,818	3,454,037
Honeywell International, Inc.	10,239	953,456
Illinois Tool Works, Inc.	3,981	336,076
Ingersoll-Rand PLC	5,362	302,202
Jacobs Engineering Group, Inc.*	5,783	282,326
Joy Global, Inc.	1,762	96,100
L-3 Communications Holdings, Inc.	2,582	307,051
Lockheed Martin Corp.	6,140	1,122,269
Masco Corp.	8,384	200,545
Northrop Grumman Corp.	4,459	587,518
PACCAR, Inc.	7,322	416,439
Pall Corp.	782	65,453
Parker Hannifin Corp.	2,742	312,999
Pentair PLC	2,681	175,579
Precision Castparts Corp.	924	218,877
Quanta Services, Inc.*	4,693	170,309
Raytheon Co.	5,486	557,487
Rockwell Automation, Inc.	1,376	151,195
Rockwell Collins, Inc.	1,506	118,221
Roper Industries, Inc.	562	82,215

Investments	Shares	Value
Snap-on, Inc.	658	$79,671
Stanley Black & Decker, Inc.	2,969	263,618
Textron, Inc.	8,492	305,627
United Rentals, Inc.*	1,087	120,766
United Technologies Corp.	14,536	1,535,002
W.W. Grainger, Inc.	946	238,061
Xylem, Inc./NY	2,558	90,783
Total Capital Goods		21,454,936
Commercial & Professional Services - 0.6%
ADT Corp. (The)	2,224	78,863
Cintas Corp.	1,634	115,344
Dun & Bradstreet Corp.	348	40,880
Equifax, Inc.	737	55,083
Nielsen NV	3,344	148,240
Pitney Bowes, Inc.	3,657	91,388
Republic Services, Inc.	5,367	209,420
Robert Half International, Inc.	2,133	104,517
Stericycle, Inc.*	489	56,998
Tyco International Ltd.	5,763	256,857
Waste Management, Inc.	7,275	345,781
Total Commercial & Professional Services		1,503,371
Consumer Durables & Apparel - 1.3%
Coach, Inc.	3,291	117,192
D.R. Horton, Inc.	7,661	157,204
Fossil Group, Inc.*	850	79,815
Garmin Ltd.(a)	1,273	66,183
Harman International Industries, Inc.	1,085	106,373
Hasbro, Inc.	1,893	104,105
Leggett & Platt, Inc.	2,600	90,792
Lennar Corp., Class A	3,959	153,728
Mattel, Inc.	4,535	138,998
Michael Kors Holdings Ltd.*	840	59,968
Mohawk Industries, Inc.*	1,328	179,041
Newell Rubbermaid, Inc.	4,069	140,014
NIKE, Inc., Class B	7,895	704,234
PulteGroup, Inc.	7,119	125,722
PVH Corp.	1,380	167,187
Ralph Lauren Corp.	998	164,401
Under Armour, Inc., Class A*	941	65,023
VF Corp.	4,350	287,230
Whirlpool Corp.	2,984	434,620
Total Consumer Durables & Apparel		3,341,830
Consumer Services - 1.1%
Carnival Corp.	9,619	386,395
Chipotle Mexican Grill, Inc.*	136	90,656
Darden Restaurants, Inc.	3,960	203,782
H&R Block, Inc.	2,231	69,183
Marriott International, Inc., Class A	4,488	313,711
McDonald's Corp.	7,406	702,163
Starbucks Corp.	5,085	383,714
Starwood Hotels & Resorts Worldwide, Inc.	1,761	146,533
Wyndham Worldwide Corp.	1,559	126,684
Wynn Resorts Ltd.	781	146,110
Yum! Brands, Inc.	4,587	330,172
Total Consumer Services		2,899,103
Diversified Financials - 4.2%
Affiliated Managers Group, Inc.*	281	56,301
American Express Co.	9,766	854,916
Ameriprise Financial, Inc.	2,293	282,910
Bank of New York Mellon Corp.	9,177	355,425
Berkshire Hathaway, Inc., Class B*	33,102	4,572,710
BlackRock, Inc.	795	261,014
Capital One Financial Corp.	6,996	571,013
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Diversified Financials (continued)
Charles Schwab Corp.	4,744	$139,426
CME Group, Inc.	885	70,760
Discover Financial Services	3,610	232,448
E*TRADE Financial Corp.*	2,054	46,400
Franklin Resources, Inc.	3,628	198,125
Goldman Sachs Group, Inc.	5,331	978,612
Intercontinental Exchange, Inc.	384	74,899
Invesco Ltd.	2,969	117,216
Legg Mason, Inc.	1,294	66,201
Leucadia National Corp.	10,678	254,564
McGraw Hill Financial, Inc.	1,429	120,679
Moody's Corp.	802	75,789
Morgan Stanley	25,698	888,380
NASDAQ OMX Group, Inc.	1,906	80,853
Navient Corp.	8,012	141,893
Northern Trust Corp.	1,549	105,378
State Street Corp.	3,388	249,391
T. Rowe Price Group, Inc.	1,160	90,944
Total Diversified Financials		10,886,247
Energy - 13.5%
Anadarko Petroleum Corp.	3,734	378,777
Apache Corp.	3,777	354,547
Baker Hughes, Inc.	8,443	549,302
Cabot Oil & Gas Corp.	1,427	46,649
Cameron International Corp.*	3,612	239,765
Chesapeake Energy Corp.	18,932	435,247
Chevron Corp.	41,376	4,936,984
Cimarex Energy Co.	416	52,636
ConocoPhillips	17,040	1,303,901
CONSOL Energy, Inc.	2,403	90,978
Denbury Resources, Inc.	3,814	57,324
Devon Energy Corp.	4,934	336,400
Diamond Offshore Drilling, Inc.(a)	1,798	61,617
Ensco PLC, Class A	2,654	109,637
EOG Resources, Inc.	3,730	369,345
EQT Corp.	553	50,622
Exxon Mobil Corp.	98,710	9,283,675
FMC Technologies, Inc.*	3,322	180,418
Halliburton Co.	11,275	727,350
Helmerich & Payne, Inc.	826	80,841
Hess Corp.	4,032	380,298
Kinder Morgan, Inc./DE(a)	10,024	384,320
Marathon Oil Corp.	8,027	301,735
Marathon Petroleum Corp.	26,356	2,231,562
Murphy Oil Corp.	2,897	164,868
Nabors Industries Ltd.	6,430	146,347
National Oilwell Varco, Inc.	6,957	529,428
Newfield Exploration Co.*	1,295	48,006
Noble Corp. PLC	4,706	104,567
Noble Energy, Inc.	1,782	121,817
Occidental Petroleum Corp.	6,228	598,822
ONEOK, Inc.	4,990	327,094
Phillips 66	45,315	3,684,563
Pioneer Natural Resources Co.	494	97,303
QEP Resources, Inc.	2,520	77,566
Range Resources Corp.	655	44,416
Schlumberger Ltd.	11,088	1,127,539
Southwestern Energy Co.*	2,559	89,437
Spectra Energy Corp.	3,505	137,606
Tesoro Corp.	16,789	1,023,793
Transocean Ltd.(a)	6,727	215,062
Valero Energy Corp.	70,645	3,268,744
Williams Cos., Inc.	2,877	159,242
Total Energy		34,910,150

Investments	Shares	Value
Food & Staples Retailing - 9.2%
Costco Wholesale Corp.	20,959	$2,626,582
CVS Health Corp.	39,313	3,128,922
Kroger Co.	46,192	2,401,984
Safeway, Inc.	25,983	891,217
Sysco Corp.	29,296	1,111,783
Walgreen Co.	28,494	1,688,839
Wal-Mart Stores, Inc.	151,741	11,603,634
Whole Foods Market, Inc.	8,451	322,068
Total Food & Staples Retailing		23,775,029
Food, Beverage & Tobacco - 4.5%
Altria Group, Inc.	9,734	447,180
Archer-Daniels-Midland Co.	41,940	2,143,134
Brown-Forman Corp., Class B	781	70,462
Campbell Soup Co.	4,616	197,242
Coca-Cola Co.	27,188	1,159,840
Coca-Cola Enterprises, Inc.	4,484	198,910
ConAgra Foods, Inc.	13,237	437,350
Constellation Brands, Inc., Class A*	1,012	88,206
Dr Pepper Snapple Group, Inc.	2,338	150,357
General Mills, Inc.	8,712	439,520
Hershey Co.	1,895	180,840
Hormel Foods Corp.	4,341	223,084
J.M. Smucker Co.	1,428	141,358
Kellogg Co.	5,706	351,490
Keurig Green Mountain, Inc.	814	105,926
Kraft Foods Group, Inc.	7,726	435,746
Lorillard, Inc.	2,061	123,475
McCormick & Co., Inc.	1,516	101,420
Mead Johnson Nutrition Co.	1,086	104,495
Molson Coors Brewing Co., Class B	1,337	99,526
Mondelez International, Inc., Class A	24,212	829,624
Monster Beverage Corp.*	636	58,302
PepsiCo, Inc.	17,541	1,632,892
Philip Morris International, Inc.	8,772	731,585
Reynolds American, Inc.	3,548	209,332
Tyson Foods, Inc., Class A	22,560	888,187
Total Food, Beverage & Tobacco		11,549,483
Health Care Equipment & Services - 8.6%
Abbott Laboratories	12,313	512,098
Aetna, Inc.	16,110	1,304,910
AmerisourceBergen Corp.	33,265	2,571,384
Baxter International, Inc.	5,511	395,524
Becton Dickinson & Co.	1,761	200,419
Boston Scientific Corp.*	14,463	170,808
C.R. Bard, Inc.	533	76,064
Cardinal Health, Inc.	31,588	2,366,573
CareFusion Corp.*	1,874	84,798
Cerner Corp.*	1,319	78,573
Cigna Corp.	8,659	785,285
Covidien PLC	2,787	241,103
DaVita HealthCare Partners, Inc.*	4,064	297,241
DENTSPLY International, Inc.	1,554	70,862
Edwards Lifesciences Corp.*	510	52,096
Express Scripts Holding Co.*	33,271	2,349,931
Humana, Inc.	8,208	1,069,420
Intuitive Surgical, Inc.*	107	49,415
Laboratory Corp. of America Holdings*	1,348	137,159
McKesson Corp.	15,874	3,090,192
Medtronic, Inc.	6,218	385,205
Patterson Cos., Inc.	2,265	93,839
Quest Diagnostics, Inc.	2,798	169,783
St. Jude Medical, Inc.	2,155	129,580
Stryker Corp.	2,708	218,671
Tenet Healthcare Corp.*	5,603	332,762
UnitedHealth Group, Inc.	35,462	3,058,598
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Health Care Equipment & Services (continued)
Universal Health Services, Inc., Class B	1,655	$172,948
Varian Medical Systems, Inc.*	888	71,147
WellPoint, Inc.	14,700	1,758,414
Zimmer Holdings, Inc.	1,096	110,203
Total Health Care Equipment & Services		22,405,005
Household & Personal Products - 1.4%
Avon Products, Inc.	17,255	217,413
Clorox Co.	1,538	147,709
Colgate-Palmolive Co.	6,543	426,734
Estee Lauder Cos., Inc., Class A	3,405	254,422
Kimberly-Clark Corp.	4,859	522,683
Procter & Gamble Co.	24,543	2,055,231
Total Household & Personal Products		3,624,192
Insurance - 4.1%
ACE Ltd.	4,509	472,859
Aflac, Inc.	9,720	566,190
Allstate Corp.	13,796	846,661
American International Group, Inc.	28,220	1,524,444
Aon PLC	3,340	292,818
Assurant, Inc.	3,641	234,116
Chubb Corp.	3,704	337,360
Cincinnati Financial Corp.	2,411	113,438
Genworth Financial, Inc., Class A*	17,538	229,748
Hartford Financial Services Group, Inc.	13,552	504,812
Lincoln National Corp.	5,658	303,156
Loews Corp.	8,614	358,859
Marsh & McLennan Cos., Inc.	5,815	304,357
MetLife, Inc.	31,060	1,668,543
Principal Financial Group, Inc.	4,543	238,371
Progressive Corp.	18,033	455,874
Prudential Financial, Inc.	12,731	1,119,564
Torchmark Corp.	1,765	92,433
Travelers Cos., Inc.	6,975	655,231
Unum Group	7,063	242,826
XL Group PLC	5,321	176,498
Total Insurance		10,738,158
Materials - 3.7%
Air Products & Chemicals, Inc.	1,918	249,685
Airgas, Inc.	1,109	122,711
Alcoa, Inc.	34,039	547,688
Allegheny Technologies, Inc.	2,296	85,182
Avery Dennison Corp.	3,210	143,326
Ball Corp.	3,250	205,628
Bemis Co., Inc.	3,106	118,090
CF Industries Holdings, Inc.	482	134,584
Dow Chemical Co.	25,990	1,362,916
E.I. du Pont de Nemours & Co.	12,484	895,852
Eastman Chemical Co.	2,743	221,881
Ecolab, Inc.	2,927	336,107
FMC Corp.	1,604	91,733
Freeport-McMoRan, Inc.	15,999	522,367
International Flavors & Fragrances, Inc.	749	71,814
International Paper Co.	14,545	694,378
LyondellBasell Industries NV, Class A	9,990	1,085,513
Martin Marietta Materials, Inc.	439	56,605
MeadWestvaco Corp.	3,214	131,581
Monsanto Co.	3,322	373,758
Mosaic Co. (The)	4,453	197,758
Newmont Mining Corp.	7,622	175,687
Nucor Corp.	8,569	465,125
Owens-Illinois, Inc.*	5,977	155,701
PPG Industries, Inc.	1,868	367,510
Praxair, Inc.	2,248	289,992

Investments	Shares	Value
Sealed Air Corp.	5,195	$181,202
Sherwin-Williams Co. (The)	1,208	264,540
Sigma-Aldrich Corp.	650	88,407
Vulcan Materials Co.	1,105	66,554
Total Materials		9,703,875
Media - 2.9%
Cablevision Systems Corp., Class A	8,076	141,411
CBS Corp., Class B	6,283	336,140
Comcast Corp., Class A	28,869	1,552,575
DIRECTV*	9,106	787,851
Discovery Communications, Inc., Class C*	3,688	137,489
Discovery Communications, Inc., Class A*	3,635	137,403
Gannett Co., Inc.	4,158	123,368
Interpublic Group of Cos., Inc.	9,624	176,312
News Corp., Class A*	12,390	202,576
Omnicom Group, Inc.	5,195	357,728
Scripps Networks Interactive, Inc., Class A	822	64,190
Time Warner Cable, Inc.	3,545	508,672
Time Warner, Inc.	9,474	712,539
Twenty-First Century Fox, Inc., Class A	21,045	721,633
Viacom, Inc., Class B	4,222	324,841
Walt Disney Co.	12,765	1,136,468
Total Media		7,421,196
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
AbbVie, Inc.	7,907	456,708
Actavis PLC*	1,045	252,138
Agilent Technologies, Inc.	2,818	160,570
Alexion Pharmaceuticals, Inc.*	291	48,254
Allergan, Inc.	971	173,023
Amgen, Inc.	3,385	475,457
Biogen Idec, Inc.*	626	207,087
Bristol-Myers Squibb Co.	7,796	398,999
Celgene Corp.*	1,866	176,859
Eli Lilly & Co.	7,875	510,694
Gilead Sciences, Inc.*	4,112	437,722
Hospira, Inc.*	1,961	102,031
Johnson & Johnson	16,951	1,806,807
Mallinckrodt PLC*	623	56,163
Merck & Co., Inc.	17,800	1,055,184
Mylan, Inc.*	3,635	165,356
PerkinElmer, Inc.	1,218	53,105
Perrigo Co. PLC	638	95,821
Pfizer, Inc.	40,589	1,200,217
Regeneron Pharmaceuticals, Inc.*	170	61,288
Thermo Fisher Scientific, Inc.	2,948	358,772
Vertex Pharmaceuticals, Inc.*	217	24,371
Waters Corp.*	465	46,091
Zoetis, Inc.	3,080	113,806
Total Pharmaceuticals, Biotechnology & Life Sciences		8,436,523
Real Estate Investment Trusts - 0.5%
American Tower Corp.	963	90,166
Apartment Investment & Management Co., Class A	743	23,642
AvalonBay Communities, Inc.	270	38,062
Boston Properties, Inc.	482	55,796
Crown Castle International Corp.	1,027	82,704
Equity Residential	1,002	61,703
Essex Property Trust, Inc.	100	17,875
General Growth Properties, Inc.	2,592	61,042
HCP, Inc.	1,295	51,424
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Real Estate Investment Trusts (continued)
Health Care REIT, Inc.	1,229	$76,653
Host Hotels & Resorts, Inc.	5,893	125,698
Iron Mountain, Inc.	2,112	68,957
Kimco Realty Corp.	1,091	23,904
Macerich Co. (The)	401	25,596
Plum Creek Timber Co., Inc.	835	32,573
Prologis, Inc.	1,110	41,847
Public Storage	306	50,747
Simon Property Group, Inc.	764	125,617
Ventas, Inc.	1,164	72,110
Vornado Realty Trust	636	63,574
Weyerhaeuser Co.	6,238	198,743
Total Real Estate Investment Trusts		1,388,433
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	6,454	191,942

Retailing - 5.8%
Amazon.com, Inc.*	6,177	1,991,712
AutoNation, Inc.*	8,563	430,805
AutoZone, Inc.*	428	218,135
Bed Bath & Beyond, Inc.*	4,364	287,282
Best Buy Co., Inc.	30,455	1,022,984
CarMax, Inc.*(a)	5,500	255,475
Dollar General Corp.*	6,465	395,076
Dollar Tree, Inc.*	3,348	187,722
Expedia, Inc.	1,505	131,868
Family Dollar Stores, Inc.	3,200	247,168
GameStop Corp., Class A(a)	4,772	196,606
Gap, Inc.	9,068	378,045
Genuine Parts Co.	4,053	355,489
Home Depot, Inc.	20,937	1,920,760
Kohl's Corp.	7,686	469,077
L Brands, Inc.	3,987	267,049
Lowe's Cos., Inc.	23,595	1,248,647
Macy's, Inc.	11,256	654,874
Netflix, Inc.*	264	119,112
Nordstrom, Inc.	4,395	300,486
O'Reilly Automotive, Inc.*	1,095	164,644
PetSmart, Inc.	2,389	167,445
Priceline Group, Inc. (The)*	158	183,056
Ross Stores, Inc.	3,278	247,751
Staples, Inc.	45,146	546,267
Target Corp.	28,608	1,793,149
Tiffany & Co.	954	91,880
TJX Cos., Inc.	10,933	646,906
Tractor Supply Co.	2,167	133,292
TripAdvisor, Inc.*	272	24,866
Urban Outfitters, Inc.*	1,902	69,803
Total Retailing		15,147,431
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	1,236	44,224
Analog Devices, Inc.	1,320	65,327
Applied Materials, Inc.	9,276	200,454
Avago Technologies Ltd.	780	67,860
Broadcom Corp., Class A	4,926	199,109
First Solar, Inc.*	1,205	79,301
Intel Corp.	37,727	1,313,654
KLA-Tencor Corp.	863	67,987
Lam Research Corp.	1,288	96,214
Linear Technology Corp.	712	31,606
Microchip Technology, Inc.(a)	911	43,026
Micron Technology, Inc.*	10,188	349,041
NVIDIA Corp.	5,422	100,036
Texas Instruments, Inc.	6,348	302,736

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	1,236	$52,345
Total Semiconductors & Semiconductor Equipment		3,012,920
Software & Services - 5.1%
Accenture PLC, Class A	9,401	764,489
Adobe Systems, Inc.*	1,493	103,301
Akamai Technologies, Inc.*	691	41,322
Alliance Data Systems Corp.*	466	115,694
Autodesk, Inc.*	1,019	56,147
Automatic Data Processing, Inc.	3,448	286,460
CA, Inc.	3,916	109,413
Citrix Systems, Inc.*	1,044	74,479
Cognizant Technology Solutions Corp., Class A*	5,247	234,908
Computer Sciences Corp.	5,572	340,728
eBay, Inc.*	8,034	454,965
Electronic Arts, Inc.*	2,534	90,236
Facebook, Inc., Class A*	3,207	253,481
Fidelity National Information Services, Inc.	2,668	150,208
Fiserv, Inc.*	1,861	120,286
Google, Inc., Class A*	2,603	1,531,631
Google, Inc., Class C*	2,644	1,526,540
International Business Machines Corp.	12,477	2,368,509
Intuit, Inc.	1,199	105,092
MasterCard, Inc., Class A	2,856	211,115
Microsoft Corp.	43,902	2,035,297
Oracle Corp.	22,342	855,252
Paychex, Inc.	1,377	60,863
Red Hat, Inc.*	571	32,062
salesforce.com, Inc.*	1,479	85,087
Symantec Corp.	6,878	161,702
Teradata Corp.*	1,514	63,467
Total System Services, Inc.	1,849	57,245
VeriSign, Inc.*	434	23,922
Visa, Inc., Class A	1,395	297,651
Western Union Co.	8,068	129,411
Xerox Corp.	37,409	494,921
Yahoo!, Inc.*	2,657	108,273
Total Software & Services		13,344,157
Technology Hardware & Equipment - 4.6%
Amphenol Corp., Class A	1,164	116,237
Apple, Inc.	42,421	4,273,916
Cisco Systems, Inc.	46,492	1,170,204
Corning, Inc.	10,392	200,981
EMC Corp.	19,599	573,467
F5 Networks, Inc.*	310	36,809
FLIR Systems, Inc.	1,083	33,941
Harris Corp.	1,747	116,001
Hewlett-Packard Co.	74,640	2,647,481
Jabil Circuit, Inc.	19,456	392,427
Juniper Networks, Inc.	5,212	115,446
Motorola Solutions, Inc.	3,088	195,409
NetApp, Inc.	3,646	156,632
QUALCOMM, Inc.	8,301	620,666
SanDisk Corp.	1,588	155,544
Seagate Technology PLC	5,796	331,937
TE Connectivity Ltd.	5,396	298,345
Western Digital Corp.	3,819	371,665
Total Technology Hardware & Equipment		11,807,108
Telecommunication Services - 2.7%
AT&T, Inc.	91,126	3,211,280
CenturyLink, Inc.	11,002	449,872
Frontier Communications Corp.	17,519	114,049
Verizon Communications, Inc.	61,500	3,074,385
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

RevenueShares Large Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Telecommunication Services (continued)
Windstream Holdings, Inc.	12,860	$138,631
Total Telecommunication Services		6,988,217
Transportation - 2.2%
C.H. Robinson Worldwide, Inc.	4,715	312,699
CSX Corp.	9,299	298,126
Delta Air Lines, Inc.	24,580	888,567
Expeditors International of Washington, Inc.	3,621	146,940
FedEx Corp.	6,868	1,108,839
Kansas City Southern	503	60,964
Norfolk Southern Corp.	2,506	279,670
Ryder System, Inc.	1,726	155,288
Southwest Airlines Co.	12,903	435,734
Union Pacific Corp.	5,106	553,592
United Parcel Service, Inc., Class B	13,927	1,368,885
Total Transportation		5,609,304
Utilities - 3.2%
AES Corp.	27,701	392,800
AGL Resources, Inc.	2,528	129,788
Ameren Corp.	3,777	144,772
American Electric Power Co., Inc.	7,640	398,884
CenterPoint Energy, Inc.	8,912	218,077
CMS Energy Corp.	5,897	174,905
Consolidated Edison, Inc.	5,604	317,523
Dominion Resources, Inc.	4,629	319,818
DTE Energy Co.	3,689	280,659
Duke Energy Corp.	8,365	625,451
Edison International	5,413	302,695
Entergy Corp.	3,918	302,979
Exelon Corp.	18,850	642,596
FirstEnergy Corp.	10,839	363,865
Integrys Energy Group, Inc.	2,609	169,115
NextEra Energy, Inc.	4,040	379,275
NiSource, Inc.	3,934	161,215
Northeast Utilities	4,096	181,453
NRG Energy, Inc.	10,727	326,959
Pepco Holdings, Inc.	4,393	117,557
PG&E Corp.	8,482	382,029
Pinnacle West Capital Corp.	1,472	80,430
PPL Corp.	7,353	241,473
Public Service Enterprise Group, Inc.	6,683	248,875
SCANA Corp.	2,318	114,996
Sempra Energy	2,495	262,923
Southern Co.	10,141	442,655
TECO Energy, Inc.	3,996	69,450
Wisconsin Energy Corp.	2,721	117,003
Xcel Energy, Inc.	8,962	272,445
Total Utilities		8,182,665
Total Common Stocks
(Cost $193,261,052)		258,626,269

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–0.4%
Dreyfus Institutional Preferred Money Market Fund - Shares, 0.07% (b) (Cost $884,219)	884,219	884,219
Total Investments–100.3% (Cost $194,145,271)		259,510,488
Liabilities in Excess of Other Assets–(0.3)%		(657,219)
Net Assets–100.0%		$258,853,269

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $852,327; total market value of the collateral held by the fund was $884,219.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Mid Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Automobiles & Components - 0.3%
Gentex Corp.	7,300	$195,421
Thor Industries, Inc.	10,237	527,206
Total Automobiles & Components		722,627
Banks - 1.9%
Associated Banc-Corp.	9,159	159,550
Astoria Financial Corp.	7,276	90,150
BancorpSouth, Inc.	5,587	112,522
Bank of Hawaii Corp.	1,654	93,964
Cathay General Bancorp	2,937	72,926
City National Corp.	2,667	201,812
Commerce Bancshares, Inc.	3,910	174,562
Cullen/Frost Bankers, Inc.	2,018	154,397
East West Bancorp, Inc.	4,998	169,932
First Horizon National Corp.	16,882	207,311
First Niagara Financial Group, Inc.	29,130	242,653
FirstMerit Corp.	10,312	181,491
Fulton Financial Corp.	10,989	121,758
Hancock Holding Co.	4,732	151,661
International Bancshares Corp.	3,566	87,955
New York Community Bancorp, Inc.(a)	19,050	302,323
PacWest Bancorp	1,799	74,173
Prosperity Bancshares, Inc.	2,046	116,970
Signature Bank*	1,259	141,083
SVB Financial Group*	2,358	264,308
Synovus Financial Corp.	7,948	187,891
TCF Financial Corp.	13,140	204,064
Trustmark Corp.	4,173	96,125
Umpqua Holdings Corp.	6,683	110,069
Valley National Bancorp(a)	11,848	114,807
Washington Federal, Inc.	4,275	87,039
Webster Financial Corp.	4,927	143,573
Total Banks		4,065,069
Capital Goods - 11.8%
A.O. Smith Corp.	7,475	353,418
Acuity Brands, Inc.	2,996	352,659
AECOM Technology Corp.*	35,644	1,202,985
AGCO Corp.	37,345	1,697,704
Alliant Techsystems, Inc.	5,434	693,596
B/E Aerospace, Inc.*	7,454	625,689
Carlisle Cos., Inc.	6,408	515,075
CLARCOR, Inc.	3,379	213,147
Crane Co.	6,812	430,586
Donaldson Co., Inc.	9,890	401,831
Esterline Technologies Corp.*	2,978	331,362
Exelis, Inc.	40,835	675,411
Fortune Brands Home & Security, Inc.	16,574	681,357
GATX Corp.	3,531	206,104
Graco, Inc.	2,571	187,632
Granite Construction, Inc.	11,217	356,813
Harsco Corp.	16,922	362,300
Hubbell, Inc., Class B	4,354	524,788
Huntington Ingalls Industries, Inc.	10,706	1,115,672
IDEX Corp.	4,645	336,159
ITT Corp.	9,143	410,886
KBR, Inc.	55,807	1,050,846
Kennametal, Inc.	10,159	419,668
Lennox International, Inc.	6,663	512,185
Lincoln Electric Holdings, Inc.	6,412	443,294
MSC Industrial Direct Co., Inc., Class A	4,926	420,976
Nordson Corp.	3,350	254,834
NOW, Inc.*(a)	24,169	734,979
Oshkosh Corp.	25,412	1,121,940

Investments	Shares	Value
Regal-Beloit Corp.	7,558	$485,601
SPX Corp.	7,722	725,327
Terex Corp.	37,007	1,175,712
Timken Co.	15,004	636,020
Trinity Industries, Inc.	18,118	846,473
Triumph Group, Inc.	9,221	599,826
URS Corp.	28,941	1,667,291
Valmont Industries, Inc.	3,828	516,512
Vectrus, Inc.*	2,268	44,294
Wabtec Corp.	5,490	444,910
Watsco, Inc.	7,143	615,584
Woodward, Inc.	6,356	302,673
Total Capital Goods		24,694,119
Commercial & Professional Services - 3.9%
Civeo Corp.	6,426	74,606
Clean Harbors, Inc.*	10,169	548,312
Copart, Inc.*	5,378	168,412
Corporate Executive Board Co.	2,172	130,472
Deluxe Corp.	4,656	256,825
FTI Consulting, Inc.*	7,632	266,815
Herman Miller, Inc.	9,816	293,007
HNI Corp.	8,861	318,907
Manpowergroup, Inc.	45,481	3,188,218
MSA Safety, Inc.	3,467	171,270
R.R. Donnelley & Sons Co.	105,169	1,731,082
Rollins, Inc.	7,557	221,269
Towers Watson & Co., Class A	5,372	534,514
Waste Connections, Inc.	6,680	324,114
Total Commercial & Professional Services		8,227,823
Consumer Durables & Apparel - 3.3%
Brunswick Corp.	14,589	614,780
Carter’s, Inc.	5,723	443,647
Deckers Outdoor Corp.*(a)	2,801	272,201
Hanesbrands, Inc.	7,534	809,453
Jarden Corp.*	20,952	1,259,425
Kate Spade & Co.*	7,988	209,525
KB Home(a)	20,812	310,931
MDC Holdings, Inc.(a)	9,977	252,618
NVR, Inc.*	616	696,092
Polaris Industries, Inc.	4,598	688,734
Tempur Sealy International, Inc.*	7,850	440,935
Toll Brothers, Inc.*	15,954	497,127
Tupperware Brands Corp.	6,039	416,933
Total Consumer Durables & Apparel		6,912,401
Consumer Services - 2.3%
Apollo Education Group, Inc.*	20,778	522,567
Bally Technologies, Inc.*	2,190	176,733
Brinker International, Inc.	9,271	470,874
Cheesecake Factory, Inc.	7,005	318,727
DeVry Education Group, Inc.	7,198	308,146
Domino’s Pizza, Inc.	4,075	313,612
Graham Holdings Co., Class B	797	557,573
International Game Technology	22,333	376,758
International Speedway Corp., Class A	3,167	100,204
Life Time Fitness, Inc.*(a)	4,126	208,115
Panera Bread Co., Class A*	2,591	421,608
Service Corp. International	21,093	445,906
Sotheby’s	4,062	145,095
Wendy’s Co. (The)	46,351	382,859
Total Consumer Services		4,748,777
Diversified Financials - 1.3%
CBOE Holdings, Inc.	1,750	93,669
Eaton Vance Corp.	6,145	231,851
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Diversified Financials (continued)
Federated Investors, Inc., Class B	4,616	$135,526
Janus Capital Group, Inc.(a)	12,979	188,715
MSCI, Inc.*	3,668	172,469
Raymond James Financial, Inc.	14,152	758,264
SEI Investments Co.	5,344	193,239
SLM Corp.	83,107	711,396
Waddell & Reed Financial, Inc., Class A	4,666	241,185
Total Diversified Financials		2,726,314
Energy - 7.8%
Atwood Oceanics, Inc.*	4,258	186,032
Bill Barrett Corp.*(a)	3,730	82,209
CARBO Ceramics, Inc.(a)	1,184	70,128
Dresser-Rand Group, Inc.*	6,372	524,161
Dril-Quip, Inc.*	1,621	144,917
Energen Corp.	3,646	263,387
Gulfport Energy Corp.*	1,068	57,031
Helix Energy Solutions Group, Inc.*	6,613	145,883
HollyFrontier Corp.	73,408	3,206,461
Oceaneering International, Inc.	8,947	583,076
Oil States International, Inc.*	6,548	405,321
Patterson-UTI Energy, Inc.	14,469	470,677
Peabody Energy Corp.	81,163	1,004,798
Rosetta Resources, Inc.*	3,351	149,321
Rowan Cos. PLC, Class A	9,650	244,242
SM Energy Co.	4,772	372,216
Superior Energy Services, Inc.	22,077	725,671
Tidewater, Inc.	4,883	190,583
Unit Corp.*	3,941	231,140
World Fuel Services Corp.	168,241	6,716,181
WPX Energy, Inc.*	20,958	504,249
Total Energy		16,277,684
Food & Staples Retailing - 1.8%
SUPERVALU, Inc.*	294,557	2,633,340
United Natural Foods, Inc.*	16,881	1,037,506
Total Food & Staples Retailing		3,670,846
Food, Beverage & Tobacco - 2.2%
Dean Foods Co.(a)	101,068	1,339,151
Flowers Foods, Inc.	33,236	610,213
Hain Celestial Group, Inc.*	3,150	322,402
Ingredion, Inc.	12,507	947,906
Lancaster Colony Corp.	2,124	181,135
Post Holdings, Inc.*(a)	5,958	197,686
Tootsie Roll Industries, Inc.	3,195	89,428
Universal Corp.	8,846	392,674
WhiteWave Foods Co.*	13,487	489,983
Total Food, Beverage & Tobacco		4,570,578
Health Care Equipment & Services - 7.9%
Align Technology, Inc.*	2,209	114,161
Allscripts Healthcare Solutions, Inc.*	15,898	213,272
Centene Corp.*	27,532	2,277,172
Community Health Systems, Inc.*	45,189	2,475,905
Cooper Cos., Inc.	1,740	271,005
Health Net, Inc.*	42,603	1,964,424
Henry Schein, Inc.*	14,086	1,640,597
Hill-Rom Holdings, Inc.	6,338	262,583
HMS Holdings Corp.*	3,695	69,651
Hologic, Inc.*	16,763	407,844
IDEXX Laboratories, Inc.*	1,985	233,893
LifePoint Hospitals, Inc.*	8,846	612,055
MEDNAX, Inc.*	6,973	382,260
Omnicare, Inc.	16,551	1,030,465
Owens & Minor, Inc.(a)	44,369	1,452,641
ResMed, Inc.(a)	4,968	244,773

Investments	Shares	Value
Sirona Dental Systems, Inc.*	2,453	$188,096
STERIS Corp.	4,619	249,241
Teleflex, Inc.	2,706	284,238
Thoratec Corp.*	3,169	84,707
VCA, Inc.*	7,358	289,390
WellCare Health Plans, Inc.*	29,199	1,761,868
Total Health Care Equipment & Services		16,510,241
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	7,612	534,058
Energizer Holdings, Inc.	5,845	720,162
Total Household & Personal Products		1,254,220
Insurance - 5.8%
Alleghany Corp.*	1,997	835,046
American Financial Group, Inc.	15,203	880,102
Arthur J. Gallagher & Co.	13,960	633,226
Aspen Insurance Holdings Ltd.	9,998	427,614
Brown & Brown, Inc.	7,403	238,006
Everest Re Group Ltd.	5,761	933,340
First American Financial Corp.	27,322	740,973
Hanover Insurance Group, Inc.	13,263	814,614
HCC Insurance Holdings, Inc.	8,711	420,654
Kemper Corp.	10,937	373,499
Mercury General Corp.	10,130	494,445
Old Republic International Corp.	60,857	869,038
Primerica, Inc.	4,424	213,325
Protective Life Corp.	10,329	716,936
Reinsurance Group of America, Inc.	21,184	1,697,474
RenaissanceRe Holdings Ltd.	2,360	235,976
StanCorp Financial Group, Inc.	7,268	459,192
W.R. Berkley Corp.	23,543	1,125,355
Total Insurance		12,108,815
Materials - 9.6%
Albemarle Corp.	6,664	392,510
AptarGroup, Inc.	7,053	428,117
Ashland, Inc.	10,675	1,111,268
Cabot Corp.	10,787	547,656
Carpenter Technology Corp.	6,995	315,824
Cliffs Natural Resources, Inc.(a)	56,211	583,470
Commercial Metals Co.	61,344	1,047,142
Compass Minerals International, Inc.	2,200	185,416
Cytec Industries, Inc.	6,465	305,730
Domtar Corp.	24,089	846,247
Eagle Materials, Inc.	1,289	131,259
Greif, Inc., Class A	15,557	681,552
Louisiana-Pacific Corp.*	21,885	297,417
Minerals Technologies, Inc.	3,190	196,855
NewMarket Corp.	973	370,732
Olin Corp.	14,976	378,144
Packaging Corp. of America	12,714	811,408
PolyOne Corp.	18,485	657,696
Rayonier Advanced Materials, Inc.(a)	4,837	159,186
Reliance Steel & Aluminum Co.	22,526	1,540,778
Rock-Tenn Co., Class A	32,352	1,539,308
Royal Gold, Inc.	577	37,470
RPM International, Inc.	15,030	688,073
Scotts Miracle-Gro Co., Class A	8,424	463,320
Sensient Technologies Corp.	4,436	232,225
Silgan Holdings, Inc.	13,009	611,423
Sonoco Products Co.	20,021	786,625
Steel Dynamics, Inc.	51,375	1,161,589
United States Steel Corp.(a)	62,891	2,463,440
Valspar Corp.	8,906	703,485
Worthington Industries, Inc.	11,741	437,000
Total Materials		20,112,365
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Media - 1.7%
AMC Networks, Inc., Class A*	5,106	$298,292
Cinemark Holdings, Inc.	12,940	440,478
DreamWorks Animation SKG, Inc., Class A*(a)	4,476	122,060
John Wiley & Sons, Inc., Class A	5,143	288,574
Lamar Advertising Co., Class A	4,085	201,186
Live Nation Entertainment, Inc.*	45,791	1,099,900
Meredith Corp.	5,311	227,311
New York Times Co., Class A	22,203	249,118
Time, Inc.*	24,958	584,766
Total Media		3,511,685
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Bio-Rad Laboratories, Inc., Class A*	3,035	344,169
Charles River Laboratories International, Inc.*	3,355	200,428
Covance, Inc.*	5,234	411,916
Cubist Pharmaceuticals, Inc.*	2,809	186,349
Endo International PLC*	6,372	435,462
Mettler-Toledo International, Inc.*	1,522	389,830
Salix Pharmaceuticals Ltd.*(a)	1,318	205,924
Techne Corp.	585	54,727
United Therapeutics Corp.*	1,551	199,536
Total Pharmaceuticals, Biotechnology & Life Sciences		2,428,341
Real Estate - 0.0%†
Alexander & Baldwin, Inc.	2,179	78,379

Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	1,483	109,371
American Campus Communities, Inc.	3,093	112,740
BioMed Realty Trust, Inc.	5,175	104,535
Camden Property Trust	1,985	136,032
Corporate Office Properties Trust	3,385	87,062
Corrections Corp. of America	7,755	266,462
Duke Realty Corp.	10,812	185,750
Equity One, Inc.	2,610	56,454
Extra Space Storage, Inc.	1,888	97,364
Federal Realty Investment Trust	912	108,035
Highwoods Properties, Inc.	2,423	94,255
Home Properties, Inc.	1,857	108,152
Hospitality Properties Trust	9,535	256,015
Kilroy Realty Corp.	1,340	79,650
LaSalle Hotel Properties	4,847	165,961
Liberty Property Trust	3,555	118,239
Mack-Cali Realty Corp.	5,441	103,977
Mid-America Apartment Communities, Inc.	2,114	138,784
National Retail Properties, Inc.	1,954	67,550
Omega Healthcare Investors, Inc.(a)	2,159	73,816
Potlatch Corp.	2,357	94,775
Rayonier, Inc.	7,457	232,211
Realty Income Corp.	3,382	137,952
Regency Centers Corp.	1,548	83,329
Senior Housing Properties Trust	6,055	126,671
SL Green Realty Corp.	2,384	241,547
Taubman Centers, Inc.	1,672	122,056
UDR, Inc.	4,667	127,176
Washington Prime Group, Inc.	6,244	109,145
Weingarten Realty Investors	2,642	83,223
Total Real Estate Investment Trusts		3,828,289
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	6,335	800,364

Investments	Shares	Value
Retailing - 10.0%
Aaron’s, Inc.	15,238	$370,588
Abercrombie & Fitch Co., Class A	17,809	647,179
Advance Auto Parts, Inc.	10,206	1,329,842
American Eagle Outfitters, Inc.	40,737	591,501
ANN, Inc.*	9,745	400,812
Ascena Retail Group, Inc.*(a)	46,698	621,083
Big Lots, Inc.	19,134	823,719
Cabela’s, Inc.*(a)	9,593	565,028
Chico’s FAS, Inc.	28,227	416,913
CST Brands, Inc.	58,183	2,091,679
Dick’s Sporting Goods, Inc.	21,758	954,741
Foot Locker, Inc.	18,372	1,022,402
Guess?, Inc.	19,055	418,638
HSN, Inc.	9,637	591,423
JC Penney Co., Inc.*(a)	183,412	1,841,456
LKQ Corp.*	35,596	946,498
Murphy USA, Inc.*	60,623	3,216,656
Office Depot, Inc.*	412,895	2,122,280
Rent-A-Center, Inc.	17,914	543,690
Signet Jewelers Ltd.	5,827	663,754
Williams-Sonoma, Inc.	10,278	684,206
Total Retailing		20,864,088
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.*(a)	256,340	874,120
Atmel Corp.*	26,962	217,853
Cree, Inc.*(a)	6,003	245,823
Cypress Semiconductor Corp.*	11,305	111,637
Fairchild Semiconductor International, Inc.*	14,214	220,744
Integrated Device Technology, Inc.*	4,693	74,853
International Rectifier Corp.*	4,360	171,086
Intersil Corp., Class A	6,266	89,040
RF Micro Devices, Inc.*	16,417	189,452
Semtech Corp.*	3,835	104,120
Silicon Laboratories, Inc.*	2,335	94,894
Skyworks Solutions, Inc.	5,658	328,447
SunEdison, Inc.*	18,905	356,926
Teradyne, Inc.	12,658	245,439
Total Semiconductors & Semiconductor Equipment		3,324,434
Software & Services - 4.2%
ACI Worldwide, Inc.*	8,495	159,366
Acxiom Corp.*	9,902	163,878
Advent Software, Inc.	2,008	63,373
ANSYS, Inc.*	1,876	141,957
AOL, Inc.*	9,569	430,127
Broadridge Financial Solutions, Inc.	9,848	409,972
Cadence Design Systems, Inc.*(a)	14,103	242,713
CommVault Systems, Inc.*	1,703	85,831
Compuware Corp.	13,123	139,235
Concur Technologies, Inc.*	973	123,396
Convergys Corp.	21,338	380,243
Conversant, Inc.*(a)	2,884	98,777
CoreLogic, Inc.*	8,149	220,593
DST Systems, Inc.	5,036	422,621
Equinix, Inc.*	1,762	374,390
FactSet Research Systems, Inc.(a)	1,199	145,714
Fair Isaac Corp.	2,095	115,435
Fortinet, Inc.*	4,337	109,574
Gartner, Inc.*	4,195	308,207
Global Payments, Inc.	5,737	400,902
Informatica Corp.*	5,032	172,296
Jack Henry & Associates, Inc.	3,403	189,411
Leidos Holdings, Inc.	32,652	1,120,943
Mentor Graphics Corp.	8,156	167,157
NeuStar, Inc., Class A*(a)	5,843	145,082
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

RevenueShares Mid Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Software & Services (continued)
PTC, Inc.*	5,746	$212,027
Rackspace Hosting, Inc.*	8,517	277,228
Rovi Corp.*	4,474	88,339
Science Applications International Corp.	17,436	771,194
SolarWinds, Inc.*	1,462	61,477
Solera Holdings, Inc.	2,510	141,464
Synopsys, Inc.*	8,131	322,760
TIBCO Software, Inc.*	8,745	206,644
Ultimate Software Group, Inc.*	523	74,010
VeriFone Systems, Inc.*	7,813	268,611
WEX, Inc.*	1,132	124,882
Total Software & Services		8,879,829
Technology Hardware & Equipment - 11.6%
3D Systems Corp.*(a)	1,935	89,726
ADTRAN, Inc.	4,893	100,453
ARRIS Group, Inc.*	26,692	756,852
Arrow Electronics, Inc.*	60,093	3,326,148
Avnet, Inc.	100,552	4,172,908
Belden, Inc.	4,999	320,036
Ciena Corp.*(a)	19,260	322,027
Cognex Corp.*	1,487	59,881
Diebold, Inc.	12,994	458,948
FEI Co.	1,904	143,600
Ingram Micro, Inc., Class A*	257,322	6,641,481
InterDigital, Inc./PA	1,868	74,384
Itron, Inc.*	8,131	319,630
JDS Uniphase Corp.*	20,875	267,200
Knowles Corp.*	6,953	184,254
Lexmark International, Inc., Class A	12,961	550,842
National Instruments Corp.	6,132	189,663
NCR Corp.*	30,519	1,019,640
Plantronics, Inc.	2,613	124,849
Polycom, Inc.*	16,963	208,390
Riverbed Technology, Inc.*	9,296	172,394
Tech Data Corp.*	63,970	3,765,274
Trimble Navigation Ltd.*	12,595	384,148
Vishay Intertechnology, Inc.	26,398	377,227
Zebra Technologies Corp., Class A*	2,510	178,135
Total Technology Hardware & Equipment		24,208,090
Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	30,937	741,251
tw telecom, Inc.*	6,456	268,634
Total Telecommunication Services		1,009,885
Transportation - 2.6%
Alaska Air Group, Inc.	19,325	841,410
Con-Way, Inc.	18,602	883,595
Genesee & Wyoming, Inc., Class A*	2,641	251,714
JB Hunt Transport Services, Inc.	13,161	974,572
JetBlue Airways Corp.*(a)	83,882	890,827
Kirby Corp.*	3,155	371,817
Landstar System, Inc.	6,632	478,764
Old Dominion Freight Line, Inc.*	5,896	416,493
Werner Enterprises, Inc.	13,534	341,057
Total Transportation		5,450,249
Utilities - 3.7%
Alliant Energy Corp.	9,839	545,179
Aqua America, Inc.	5,284	124,333
Atmos Energy Corp.	15,885	757,714
Black Hills Corp.	4,436	212,396
Cleco Corp.	3,552	171,029
Great Plains Energy, Inc.	16,845	407,144
Hawaiian Electric Industries, Inc.(a)	21,208	563,072
IDACORP, Inc.	3,879	207,953

Investments	Shares	Value
MDU Resources Group, Inc.	26,320	$731,959
National Fuel Gas Co.	4,699	328,883
OGE Energy Corp.	11,027	409,212
ONE Gas, Inc.	10,438	357,502
PNM Resources, Inc.	8,851	220,478
Questar Corp.	8,714	194,235
UGI Corp.	38,512	1,312,874
Vectren Corp.	10,551	420,985
Westar Energy, Inc.	11,799	402,582
WGL Holdings, Inc.	10,526	443,355
Total Utilities		7,810,885
Total Common Stocks
(Cost $179,982,460)		208,796,397

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.9%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.07% (b) (Cost $8,140,292)	8,140,292	8,140,292
Total Investments–103.7% (Cost $188,122,752)		216,936,689
Liabilities in Excess of Other Assets–(3.7)%		(7,826,291)
Net Assets–100.0%		$209,110,398

PLC-	Public Limited Company
*	Non-income producing security
†	Less than 0.05%
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $8,040,328; total market value of the collateral held by the fund was $8,383,184. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $242,892.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Small Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Automobiles & Components - 0.7%
Dorman Products, Inc.*(a)	8,482	$339,789
Drew Industries, Inc.(a)	10,699	451,391
Standard Motor Products, Inc.	12,890	443,803
Superior Industries International, Inc.	18,548	325,146
Winnebago Industries, Inc.*	16,215	353,000
Total Automobiles & Components		1,913,129
Banks - 2.5%
Bank Mutual Corp.	7,149	45,825
Bank of the Ozarks, Inc.	4,211	132,731
Banner Corp.	2,610	100,407
BBCN Bancorp, Inc.	10,478	152,874
BofI Holding, Inc.*	1,072	77,945
Boston Private Financial Holdings, Inc.	12,207	151,245
Brookline Bancorp, Inc.	11,570	98,923
Cardinal Financial Corp.	3,832	65,412
City Holding Co.	2,081	87,672
Columbia Banking System, Inc.	6,356	157,692
Community Bank System, Inc.	5,133	172,417
CVB Financial Corp.	8,102	116,264
Dime Community Bancshares	5,420	78,048
F.N.B. Corp.	22,384	268,384
First BanCorp*	64,319	305,515
First Commonwealth Financial Corp.	13,725	115,153
First Financial Bancorp	8,407	133,083
First Financial Bankshares, Inc.	3,989	110,854
First Midwest Bancorp, Inc.	11,587	186,435
Glacier Bancorp, Inc.	6,407	165,685
Hanmi Financial Corp.	3,454	69,633
Home BancShares, Inc.	4,909	144,374
Independent Bank Corp.	3,481	124,341
MB Financial, Inc.	7,078	195,919
National Penn Bancshares, Inc.	17,295	167,934
NBT Bancorp, Inc.	7,405	166,761
Northwest Bancshares, Inc.	14,050	170,005
Old National Bancorp	17,805	230,931
Oritani Financial Corp.	4,318	60,841
Pinnacle Financial Partners, Inc.	2,973	107,325
PrivateBancorp, Inc.	9,357	279,868
Provident Financial Services, Inc.	8,108	132,728
S&T Bancorp, Inc.	3,717	87,201
Simmons First National Corp., Class A	2,378	91,601
Sterling Bancorp	7,644	97,767
Susquehanna Bancshares, Inc.	35,710	357,100
Texas Capital Bancshares, Inc.*	4,256	245,486
Tompkins Financial Corp.	2,606	114,872
TrustCo Bank Corp.	11,641	74,968
UMB Financial Corp.	7,013	382,559
United Bankshares, Inc.	5,947	183,941
United Community Banks, Inc.	7,899	130,017
ViewPoint Financial Group, Inc.	2,854	68,325
Westamerica Bancorporation	1,880	87,458
Wilshire Bancorp, Inc.	8,834	81,538
Wintrust Financial Corp.	8,243	368,215
Total Banks		6,944,272
Capital Goods - 13.2%
AAON, Inc.	8,289	140,996
AAR Corp.	34,670	837,281
Aceto Corp.	11,370	219,668
Actuant Corp., Class A	18,891	576,553
Aegion Corp., Class A*	23,816	529,906
Aerovironment, Inc.*	3,071	92,345
Albany International Corp., Class A	9,329	317,559
American Science & Engineering, Inc.	1,413	78,252
American Woodmark Corp.*	8,051	296,760

Investments	Shares	Value
Apogee Enterprises, Inc.	8,471	$337,146
Applied Industrial Technologies, Inc.	23,513	1,073,369
Astec Industries, Inc.	10,802	393,949
AZZ, Inc.	6,870	286,960
Barnes Group, Inc.	16,445	499,106
Briggs & Stratton Corp.	42,659	768,715
CIRCOR International, Inc.	5,537	372,806
Comfort Systems USA, Inc.	43,073	583,639
Cubic Corp.	13,951	652,907
Curtiss-Wright Corp.	16,598	1,094,140
DXP Enterprises, Inc.*	7,925	583,914
Dycom Industries, Inc.*	25,575	785,408
EMCOR Group, Inc.	66,944	2,675,082
Encore Wire Corp.	13,420	497,748
EnerSys	16,731	981,106
Engility Holdings, Inc.*	18,751	584,469
EnPro Industries, Inc.*	8,127	491,927
ESCO Technologies, Inc.	6,518	226,696
Federal Signal Corp.	27,510	364,232
Franklin Electric Co., Inc.	12,427	431,714
GenCorp, Inc.*(a)	42,489	678,549
General Cable Corp.	141,424	2,132,674
Gibraltar Industries, Inc.*	25,415	347,931
Griffon Corp.	71,525	814,670
Hillenbrand, Inc.	22,783	703,767
John Bean Technologies Corp.	14,525	408,588
Kaman Corp.	19,647	772,127
Lindsay Corp.(a)	4,081	305,055
Lydall, Inc.*	7,365	198,929
Moog, Inc., Class A*	17,423	1,191,733
Mueller Industries, Inc.	34,576	986,799
National Presto Industries, Inc.(a)	2,985	181,219
Orbital Sciences Corp.*	21,875	608,125
Orion Marine Group, Inc.*	16,521	164,880
PGT, Inc.*	11,792	109,902
Powell Industries, Inc.	6,176	252,351
Quanex Building Products Corp.	19,508	352,900
Simpson Manufacturing Co., Inc.	10,405	303,306
Standex International Corp.	4,316	319,988
TASER International, Inc.*(a)	3,968	61,266
Teledyne Technologies, Inc.*	10,915	1,026,119
Tennant Co.	5,172	346,990
Titan International, Inc.	70,740	836,147
Toro Co.	16,232	961,421
Universal Forest Products, Inc.	25,065	1,070,526
Veritiv Corp.*	71,733	3,590,954
Vicor Corp.*(a)	11,123	104,556
Watts Water Technologies, Inc., Class A	10,984	639,818
Total Capital Goods		36,245,643
Commercial & Professional Services - 6.3%
ABM Industries, Inc.	81,732	2,099,695
Brady Corp., Class A	24,511	550,027
Brink's Co. (The)	69,820	1,678,473
CDI Corp.	32,766	475,762
Exponent, Inc.	1,849	131,057
G&K Services, Inc., Class A	7,319	405,326
Healthcare Services Group, Inc.	20,182	577,407
Heidrick & Struggles International, Inc.	10,224	210,001
Insperity, Inc.	37,438	1,023,555
Interface, Inc.	26,853	433,407
Kelly Services, Inc., Class A	149,353	2,340,361
Korn/Ferry International*	14,874	370,363
Matthews International Corp., Class A	9,556	419,413
Mobile Mini, Inc.	5,016	175,410
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Commercial & Professional Services (continued)
Navigant Consulting, Inc.*	24,945	$346,985
On Assignment, Inc.*	28,483	764,769
Resources Connection, Inc.	17,455	243,323
Tetra Tech, Inc.	34,679	866,281
TrueBlue, Inc.*	30,116	760,730
UniFirst Corp.	6,330	611,415
United Stationers, Inc.	57,977	2,178,196
Viad Corp.	21,110	435,921
WageWorks, Inc.*	2,344	106,722
Total Commercial & Professional Services		17,204,599
Consumer Durables & Apparel - 4.3%
Arctic Cat, Inc.	8,450	294,229
Callaway Golf Co.	53,245	385,494
Crocs, Inc.*	41,202	518,321
Ethan Allen Interiors, Inc.	13,047	297,472
G-III Apparel Group Ltd.*	7,904	654,925
Helen of Troy Ltd.*	10,905	572,731
Iconix Brand Group, Inc.*(a)	5,116	188,985
iRobot Corp.*(a)	7,408	225,574
La-Z-Boy, Inc., Class Z	29,036	574,622
M/I Homes, Inc.*	24,379	483,192
Meritage Homes Corp.*	22,319	792,324
Movado Group, Inc.	6,819	225,436
Oxford Industries, Inc.	6,241	380,639
Perry Ellis International, Inc.*	20,763	422,527
Quiksilver, Inc.*(a)	417,884	718,760
Ryland Group, Inc.(a)	28,336	941,889
Skechers U.S.A., Inc., Class A*	16,407	874,657
Standard Pacific Corp.*(a)	123,030	921,495
Steven Madden Ltd.*	17,987	579,721
Sturm Ruger & Co., Inc.(a)	6,360	309,668
Universal Electronics, Inc.*	4,851	239,494
Wolverine World Wide, Inc.	46,494	1,165,140
Total Consumer Durables & Apparel		11,767,295
Consumer Services - 4.9%
American Public Education, Inc.*	5,359	144,639
Biglari Holdings, Inc.*	1,021	346,895
BJ's Restaurants, Inc.*(a)	10,019	360,584
Bob Evans Farms, Inc.(a)	13,621	644,818
Boyd Gaming Corp.*	121,584	1,235,294
Buffalo Wild Wings, Inc.*	4,530	608,243
Capella Education Co.	3,013	188,614
Career Education Corp.*	85,916	436,453
Cracker Barrel Old Country Store, Inc.	12,099	1,248,496
DineEquity, Inc.	3,626	295,845
Interval Leisure Group, Inc.	12,088	230,276
ITT Educational Services, Inc.*(a)	63,824	273,805
Jack in the Box, Inc.	10,834	738,771
Marcus Corp.	11,025	174,195
Marriott Vacations Worldwide Corp.*	12,868	815,960
Monarch Casino & Resort, Inc.*	6,615	78,785
Multimedia Games Holding Co., Inc.*	2,715	97,767
Papa John's International, Inc.	17,101	683,869
Pinnacle Entertainment, Inc.*	35,525	891,322
Red Robin Gourmet Burgers, Inc.*	8,836	502,768
Regis Corp.	52,779	842,353
Ruby Tuesday, Inc.*	88,970	524,033
Ruth's Hospitality Group, Inc.	16,326	180,239
Scientific Games Corp., Class A*(a)	51,924	559,222
Sonic Corp.*	11,519	257,565
Strayer Education, Inc.*	3,549	212,514
Texas Roadhouse, Inc.	25,844	719,497
Universal Technical Institute, Inc.	16,461	153,910
Total Consumer Services		13,446,732

Investments	Shares	Value
Diversified Financials - 2.3%
Calamos Asset Management, Inc., Class A	9,752	$109,905
Cash America International, Inc.	19,179	840,040
Encore Capital Group, Inc.*(a)	10,141	449,348
Evercore Partners, Inc., Class A	7,201	338,447
Ezcorp, Inc., Class A*	42,155	417,756
Financial Engines, Inc.	3,329	113,902
First Cash Financial Services, Inc.*	5,678	317,854
FXCM, Inc., Class A(a)	12,463	197,539
Green Dot Corp., Class A*	14,190	299,977
Greenhill & Co., Inc.	2,129	98,977
HFF, Inc., Class A	6,017	174,192
Interactive Brokers Group, Inc., Class A	22,886	571,006
Investment Technology Group, Inc.*	14,485	228,284
MarketAxess Holdings, Inc.	1,949	120,565
Piper Jaffray Cos.*	5,593	292,178
Portfolio Recovery Associates, Inc.*	6,475	338,189
Stifel Financial Corp.*(a)	20,799	975,265
SWS Group, Inc.*(a)	20,037	138,055
Virtus Investment Partners, Inc.	1,077	187,075
World Acceptance Corp.*(a)	3,812	257,310
Total Diversified Financials		6,465,864
Energy - 4.6%
Approach Resources, Inc.*(a)	6,628	96,106
Arch Coal, Inc.(a)	485,612	1,029,497
Basic Energy Services, Inc.*	26,270	569,796
Bristow Group, Inc.	10,328	694,042
C&J Energy Services, Inc.*	19,899	607,914
Carrizo Oil & Gas, Inc.*	4,770	256,721
Cloud Peak Energy, Inc.*	47,170	595,285
Comstock Resources, Inc.	11,154	207,688
Contango Oil & Gas Co.*	2,730	90,745
Era Group, Inc.*	6,181	134,437
Exterran Holdings, Inc.	28,941	1,282,376
Forest Oil Corp.*	95,964	112,278
Geospace Technologies Corp.*	3,497	122,920
Green Plains, Inc.	35,490	1,326,971
Gulf Island Fabrication, Inc.	14,282	245,650
GulfMark Offshore, Inc., Class A	6,255	196,094
Hornbeck Offshore Services, Inc.*	6,839	223,841
ION Geophysical Corp.*	82,863	231,188
Matrix Service Co.*	17,382	419,254
Newpark Resources, Inc.*	37,960	472,222
Northern Oil and Gas, Inc.*(a)	11,323	161,013
Paragon Offshore PLC*(a)	125,281	770,478
PDC Energy, Inc.*	4,684	235,558
Penn Virginia Corp.*	16,583	210,770
PetroQuest Energy, Inc.*	17,730	99,643
Pioneer Energy Services Corp.*	31,246	438,069
SEACOR Holdings, Inc.*(a)	7,636	571,173
Stone Energy Corp.*	13,195	413,795
Swift Energy Co.*(a)	26,530	254,688
Synergy Resources Corp.*	2,447	29,829
Tesco Corp.	11,773	233,694
TETRA Technologies, Inc.*	37,217	402,688
Total Energy		12,736,423
Food & Staples Retailing - 3.0%
Andersons, Inc.	35,245	2,216,206
Casey's General Stores, Inc.	49,223	3,529,289
SpartanNash Co.	123,762	2,407,171
Total Food & Staples Retailing		8,152,666
Food, Beverage & Tobacco - 3.1%
Alliance One International, Inc.*	524,768	1,033,793
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Food, Beverage & Tobacco (continued)
Annie's, Inc.*(a)	1,860	$85,374
B&G Foods, Inc., Class A	12,822	353,246
Boston Beer Co., Inc. (The), Class A*(a)	1,726	382,758
Calavo Growers, Inc.	8,200	370,148
Cal-Maine Foods, Inc.	7,017	626,829
Darling Ingredients, Inc.*(a)	68,967	1,263,475
Diamond Foods, Inc.*	14,272	408,322
J&J Snack Foods Corp.	4,230	395,759
Sanderson Farms, Inc.	13,994	1,230,772
Seneca Foods Corp., Class A*	19,934	570,112
Snyder's-Lance, Inc.	28,707	760,736
TreeHouse Foods, Inc.*	14,292	1,150,506
Total Food, Beverage & Tobacco		8,631,830
Health Care Equipment & Services - 8.1%
Abaxis, Inc.	1,656	83,976
Abiomed, Inc.*(a)	3,081	76,501
Air Methods Corp.*(a)	8,002	444,511
Almost Family, Inc.*	7,084	192,472
Amedisys, Inc.*	27,302	550,681
AMN Healthcare Services, Inc.*	28,821	452,490
Amsurg Corp.*	9,824	491,691
Analogic Corp.	3,714	237,548
Anika Therapeutics, Inc.*	1,102	40,399
Bio-Reference Laboratories, Inc.*(a)	12,309	345,391
Cantel Medical Corp.	5,830	200,435
Chemed Corp.(a)	6,234	641,479
Computer Programs & Systems, Inc.	1,551	89,167
CONMED Corp.	9,011	331,965
CorVel Corp.*	5,987	203,857
Cross Country Healthcare, Inc.*	25,014	232,380
CryoLife, Inc.	6,666	65,793
Cyberonics, Inc.*	2,341	119,766
Cynosure, Inc., Class A*	5,418	113,778
Ensign Group, Inc.	12,526	435,905
Gentiva Health Services, Inc.*	48,463	813,209
Greatbatch, Inc.*	6,943	295,841
Haemonetics Corp.*	12,238	427,351
Hanger, Inc.*	21,985	451,132
HealthStream, Inc.*	2,735	65,667
Healthways, Inc.*(a)	19,739	316,219
ICU Medical, Inc.*	2,308	148,127
Integra LifeSciences Holdings Corp.*	8,051	399,652
Invacare Corp.	46,802	552,732
IPC The Hospitalist Co., Inc.*	6,576	294,539
Kindred Healthcare, Inc.	117,670	2,282,798
Landauer, Inc.	2,021	66,713
LHC Group, Inc.*	13,087	303,618
Magellan Health, Inc.*	31,327	1,714,527
Masimo Corp.*	12,015	255,679
MedAssets, Inc.*	14,744	305,496
Medidata Solutions, Inc.*	3,118	138,096
Meridian Bioscience, Inc.	4,736	83,780
Merit Medical Systems, Inc.*	17,702	210,300
Molina Healthcare, Inc.*	79,347	3,356,378
MWI Veterinary Supply, Inc.*	8,386	1,244,482
Natus Medical, Inc.*	5,567	164,282
Neogen Corp.*	2,554	100,883
NuVasive, Inc.*	9,061	315,957
Omnicell, Inc.*	7,010	191,583
PharMerica Corp.*	30,991	757,110
Providence Service Corp.*	12,904	624,296
Quality Systems, Inc.	14,419	198,550
SurModics, Inc.*	1,393	25,297
Symmetry Medical, Inc.*	19,608	197,845

Investments	Shares	Value
West Pharmaceutical Services, Inc.	14,618	$654,302
Total Health Care Equipment & Services		22,306,626
Household & Personal Products - 0.5%
Central Garden and Pet Co., Class A*	89,223	717,353
Inter Parfums, Inc.	7,666	210,815
Medifast, Inc.*	4,537	148,950
WD-40 Co.	2,558	173,841
Total Household & Personal Products		1,250,959
Insurance - 2.1%
AMERISAFE, Inc.	4,522	176,855
eHealth, Inc.*	3,294	79,484
Employers Holdings, Inc.	17,787	342,400
HCI Group, Inc.	2,978	107,178
Horace Mann Educators Corp.	16,317	465,198
Infinity Property & Casualty Corp.	9,590	613,856
Meadowbrook Insurance Group, Inc.	58,818	344,085
Navigators Group, Inc.*	7,082	435,543
ProAssurance Corp.	7,983	351,811
RLI Corp.	7,764	336,104
Safety Insurance Group, Inc.	6,496	350,199
Selective Insurance Group, Inc.	39,025	864,014
Stewart Information Services Corp.	26,418	775,368
United Fire Group, Inc.	14,798	410,941
Universal Insurance Holdings, Inc.	11,139	144,027
Total Insurance		5,797,063
Materials - 7.2%
A. Schulman, Inc.	27,587	997,546
A.M. Castle & Co.*(a)	46,629	398,212
AK Steel Holding Corp.*(a)	255,632	2,047,612
American Vanguard Corp.	11,568	129,562
Balchem Corp.	3,150	178,196
Boise Cascade Co.*	50,016	1,507,482
Calgon Carbon Corp.*	12,445	241,184
Century Aluminum Co.*	28,408	737,756
Clearwater Paper Corp.*	13,547	814,310
Deltic Timber Corp.	1,539	95,911
Flotek Industries, Inc.*	7,046	183,689
FutureFuel Corp.	14,389	171,085
Globe Specialty Metals, Inc.	16,625	302,409
H.B. Fuller Co.	21,668	860,220
Hawkins, Inc.	4,517	162,431
Haynes International, Inc.	4,012	184,512
Headwaters, Inc.*	25,937	325,250
Innophos Holdings, Inc.	6,672	367,560
Intrepid Potash, Inc.*(a)	9,987	154,299
Kaiser Aluminum Corp.	7,474	569,668
KapStone Paper and Packaging Corp.*	34,282	958,868
Koppers Holdings, Inc.	18,263	605,601
Kraton Performance Polymers, Inc.*	31,257	556,687
LSB Industries, Inc.*	8,733	311,855
Materion Corp.	15,508	475,630
Myers Industries, Inc.	18,567	327,522
Neenah Paper, Inc.	7,030	375,964
Olympic Steel, Inc.	26,705	549,322
OM Group, Inc.	17,946	465,699
PH Glatfelter Co.	34,668	760,963
Quaker Chemical Corp.	4,574	327,910
RTI International Metals, Inc.*	12,963	319,668
Schweitzer-Mauduit International, Inc.	8,469	349,854
Stepan Co.	19,188	851,563
Stillwater Mining Co.*	26,624	400,159
SunCoke Energy, Inc.*	30,070	675,072
Tredegar Corp.	22,136	407,524
U.S. Silica Holdings, Inc.	4,346	271,668
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Materials (continued)
Wausau Paper Corp.	19,223	$152,438
Zep, Inc.	21,761	305,089
Total Materials		19,877,950
Media - 0.5%
E.W. Scripps Co., Class A*(a)	18,824	307,019
Harte-Hanks, Inc.	39,284	250,239
Scholastic Corp.	24,050	777,296
Sizmek, Inc.*	8,896	68,855
Total Media		1,403,409
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Acorda Therapeutics, Inc.*	5,494	186,137
Affymetrix, Inc.*(a)	18,756	149,673
Akorn, Inc.*(a)	5,136	186,283
Albany Molecular Research, Inc.*(a)	5,160	113,881
Cambrex Corp.*	7,136	133,300
Depomed, Inc.*	6,796	103,231
Emergent Biosolutions, Inc.*	7,280	155,137
Impax Laboratories, Inc.*	10,021	237,598
Lannett Co., Inc.*	2,173	99,263
Ligand Pharmaceuticals, Inc., Class B*	488	22,931
Luminex Corp.*	5,113	99,704
Medicines Co.*	13,019	290,584
Momenta Pharmaceuticals, Inc.*	1,822	20,661
PAREXEL International Corp.*	16,042	1,012,090
Prestige Brands Holdings, Inc.*	8,879	287,413
Repligen Corp.*	1,554	30,940
Sagent Pharmaceuticals, Inc.*	4,130	128,443
Spectrum Pharmaceuticals, Inc.*(a)	9,789	79,682
Total Pharmaceuticals, Biotechnology & Life Sciences		3,336,951
Real Estate Investment Trusts - 1.7%
Acadia Realty Trust	2,976	82,078
Agree Realty Corp.	794	21,740
American Assets Trust, Inc.	3,490	115,065
Associated Estates Realty Corp.	4,980	87,200
Aviv REIT, Inc.	2,603	68,589
Capstead Mortgage Corp.	7,808	95,570
Cedar Realty Trust, Inc.	10,815	63,809
Chesapeake Lodging Trust	7,080	206,382
CoreSite Realty Corp.	3,393	111,528
Cousins Properties, Inc.	10,917	130,458
DiamondRock Hospitality Co.	28,915	366,642
EastGroup Properties, Inc.	1,574	95,369
Education Realty Trust, Inc.	8,795	90,413
EPR Properties	3,019	153,003
Franklin Street Properties Corp.	9,773	109,653
Geo Group, Inc. (The)	19,404	741,621
Getty Realty Corp.	2,724	46,308
Government Properties Income Trust	4,706	103,108
Healthcare Realty Trust, Inc.	6,861	162,468
Inland Real Estate Corp.	9,371	92,867
Kite Realty Group Trust	2,776	67,290
Lexington Realty Trust	18,698	183,053
LTC Properties, Inc.	1,344	49,580
Medical Properties Trust, Inc.	9,761	119,670
Parkway Properties, Inc.	8,531	160,212
Pennsylvania Real Estate Investment Trust	10,023	199,859
Post Properties, Inc.	3,327	170,808
PS Business Parks, Inc.	2,198	167,356
Retail Opportunity Investments Corp.	4,066	59,770
Sabra Health Care REIT, Inc.	2,684	65,275
Saul Centers, Inc.	1,998	93,387
Sovran Self Storage, Inc.	1,829	136,004
Tanger Factory Outlet Centers, Inc.	5,556	181,792

Investments	Shares	Value
Universal Health Realty Income Trust	601	$25,050
Urstadt Biddle Properties, Inc., Class A	2,193	44,518
Total Real Estate Investment Trusts		4,667,495
Real Estate Management & Development - 0.1%
Forestar Group, Inc.*	8,347	147,909

Retailing - 10.8%
Aeropostale, Inc.*(a)	282,168	928,333
Barnes & Noble, Inc.*	134,127	2,647,667
Big 5 Sporting Goods Corp.	43,831	410,696
Blue Nile, Inc.*	7,168	204,646
Brown Shoe Co., Inc.	40,456	1,097,571
Buckle, Inc.	10,968	497,838
Cato Corp., Class A	12,276	423,031
Children's Place, Inc. (The)	15,988	761,988
Christopher & Banks Corp.*	19,163	189,522
Finish Line, Inc., Class A	22,248	556,867
Francesca's Holdings Corp.*	10,720	149,330
Fred's, Inc., Class A	61,062	854,868
FTD Cos., Inc.*	8,233	280,828
Genesco, Inc.*	15,382	1,149,804
Group 1 Automotive, Inc.	54,967	3,996,651
Haverty Furniture Cos., Inc.	14,600	318,134
Hibbett Sports, Inc.*(a)	8,978	382,732
Kirkland's, Inc.*	12,307	198,266
Lithia Motors, Inc., Class A	24,310	1,840,024
Lumber Liquidators Holdings, Inc.*(a)	7,826	449,056
MarineMax, Inc.*	14,077	237,197
Men's Wearhouse, Inc.	22,704	1,072,083
Monro Muffler Brake, Inc.	7,249	351,794
Nutrisystem, Inc.	10,874	167,133
Outerwall, Inc.*(a)	17,819	999,646
Pep Boys-Manny, Moe & Jack*	97,822	871,594
PetMed Express, Inc.(a)	7,735	105,196
Pool Corp.	17,942	967,433
Select Comfort Corp.*	21,090	441,203
Sonic Automotive, Inc., Class A	170,094	4,169,004
Stage Stores, Inc.	44,394	759,581
Stein Mart, Inc.	47,272	545,992
Tuesday Morning Corp.*(a)	20,079	389,633
Vitamin Shoppe, Inc.*	12,110	537,563
VOXX International Corp., Class A*	34,265	318,664
Zumiez, Inc.*	10,978	308,482
Total Retailing		29,580,050
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc.*	14,106	265,052
Brooks Automation, Inc.	20,337	213,742
Cabot Microelectronics Corp.*	4,548	188,515
CEVA, Inc.*	1,510	20,294
Cirrus Logic, Inc.*(a)	17,405	362,894
Cohu, Inc.	10,127	121,220
Diodes, Inc.*	15,684	375,161
DSP Group, Inc.*	7,194	63,811
Entropic Communications, Inc.*	34,278	91,180
Exar Corp.*	6,194	55,436
GT Advanced Technologies, Inc.*(a)	6,063	65,662
Kopin Corp.*	2,603	8,850
Kulicke & Soffa Industries, Inc.*	16,090	228,961
Micrel, Inc.	8,938	107,524
Microsemi Corp.*	18,423	468,128
MKS Instruments, Inc.	10,408	347,419
Monolithic Power Systems, Inc.	2,564	112,944
Nanometrics, Inc.*	5,285	79,804
Pericom Semiconductor Corp.*	5,751	56,015
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	2,884	$155,477
Rubicon Technology, Inc.*(a)	4,436	18,853
Rudolph Technologies, Inc.*	8,304	75,151
Synaptics, Inc.*	4,631	338,989
Tessera Technologies, Inc.	3,555	94,492
TriQuint Semiconductor, Inc.*	21,881	417,271
Ultratech, Inc.*	2,336	53,144
Veeco Instruments, Inc.*(a)	4,653	162,622
Total Semiconductors & Semiconductor Equipment		4,548,611
Software & Services - 4.6%
Blackbaud, Inc.	6,191	243,244
Blucora, Inc.*	18,417	280,675
Bottomline Technologies (de), Inc.*(a)	4,587	126,555
CACI International, Inc., Class A*	22,612	1,611,557
Cardtronics, Inc.*	13,056	459,571
Ciber, Inc.*	106,276	364,527
comScore, Inc.*	3,631	132,205
CSG Systems International, Inc.	12,914	339,380
Dealertrack Technologies, Inc.*(a)	6,390	277,390
Dice Holdings, Inc.*	13,034	109,225
Digital River, Inc.*	11,192	162,508
Ebix, Inc.(a)	6,368	90,298
EPIQ Systems, Inc.	12,921	226,893
Exlservice Holdings, Inc.*	8,697	212,294
Forrester Research, Inc.	3,696	136,235
Heartland Payment Systems, Inc.	20,776	991,431
iGATE Corp.*	15,574	571,877
Interactive Intelligence Group, Inc.*	3,515	146,927
j2 Global, Inc.	4,942	243,937
Liquidity Services, Inc.*(a)	15,399	211,736
LivePerson, Inc.*	6,855	86,304
LogMeIn, Inc.*	1,889	87,026
Manhattan Associates, Inc.*	6,426	214,757
ManTech International Corp., Class A	31,325	844,209
MAXIMUS, Inc.	17,375	697,259
MicroStrategy, Inc., Class A*	1,938	253,568
Monotype Imaging Holdings, Inc.	2,793	79,098
Monster Worldwide, Inc.*	64,640	355,520
NetScout Systems, Inc.*	3,633	166,391
NIC, Inc.	6,541	112,636
Perficient, Inc.*	12,847	192,576
Progress Software Corp.*	6,469	154,674
QuinStreet, Inc.*	30,064	124,766
Stamps.com, Inc.*	1,918	60,916
Sykes Enterprises, Inc.*	28,954	578,501
Synchronoss Technologies, Inc.*	4,112	188,247
Take-Two Interactive Software, Inc.*	20,117	464,099
Tangoe, Inc.*	6,947	94,132
TeleTech Holdings, Inc.*	21,507	528,642
Tyler Technologies, Inc.*	2,351	207,828
VASCO Data Security International, Inc.*	4,393	82,501
Virtusa Corp.*	4,736	168,412
XO Group, Inc.*	5,324	59,682
Total Software & Services		12,740,209
Technology Hardware & Equipment - 9.2%
Agilysys, Inc.*	3,825	44,867
Anixter International, Inc.	32,597	2,765,529
Badger Meter, Inc.(a)	3,166	159,725
Bel Fuse, Inc., Class B	6,833	169,048
Benchmark Electronics, Inc.*	52,996	1,177,041
Black Box Corp.	19,307	450,239
CalAmp Corp.*(a)	4,908	86,479
Checkpoint Systems, Inc.*	23,838	291,539
Coherent, Inc.*	5,657	347,170

Investments	Shares	Value
Comtech Telecommunications Corp.	3,825	$142,099
CTS Corp.	12,669	201,310
Daktronics, Inc.	18,651	229,221
Digi International, Inc.*	10,966	82,245
DTS, Inc.*	2,702	68,226
Electro Scientific Industries, Inc.	11,203	76,068
Electronics For Imaging, Inc.*	7,849	346,690
Fabrinet*	19,916	290,774
FARO Technologies, Inc.*	2,643	134,132
Harmonic, Inc.*	32,113	203,596
II-VI, Inc.*	22,402	263,672
Insight Enterprises, Inc.*	93,496	2,115,814
Ixia*	24,033	219,662
Littelfuse, Inc.	4,042	344,298
Measurement Specialties, Inc.*	2,003	171,477
Mercury Systems, Inc.*	8,757	96,415
Methode Electronics, Inc.	7,147	263,510
MTS Systems Corp.	3,851	262,869
NETGEAR, Inc.*(a)	19,869	620,906
Newport Corp.*	15,058	266,828
Oplink Communications, Inc.	4,925	82,839
OSI Systems, Inc.*	6,128	389,005
Park Electrochemical Corp.	3,007	70,815
Plexus Corp.*	26,270	970,151
Procera Networks, Inc.*(a)	3,570	34,201
QLogic Corp.*	21,905	200,650
Rofin-Sinar Technologies, Inc.*	10,411	240,078
Rogers Corp.*	4,563	249,870
Sanmina Corp.*	115,631	2,412,063
ScanSource, Inc.*	35,436	1,225,731
Super Micro Computer, Inc.*	20,501	603,139
SYNNEX Corp.*	90,718	5,863,104
TTM Technologies, Inc.*	81,436	554,579
ViaSat, Inc.*(a)	10,133	558,531
Total Technology Hardware & Equipment		25,346,205
Telecommunication Services - 0.6%
8x8, Inc.*	7,270	48,564
Atlantic Tele-Network, Inc.	2,559	137,930
Cincinnati Bell, Inc.*	156,187	526,350
Consolidated Communications Holdings, Inc.(a)	11,083	277,629
General Communication, Inc., Class A*	36,501	398,226
Lumos Networks Corp.	6,457	104,926
NTELOS Holdings Corp.(a)	18,362	195,372
Spok Holdings, Inc.	6,525	84,890
Total Telecommunication Services		1,773,887
Transportation - 3.8%
Allegiant Travel Co.	3,902	482,521
ArcBest Corp.	31,189	1,163,350
Atlas Air Worldwide Holdings, Inc.*	21,963	725,218
Celadon Group, Inc.	14,822	288,288
Forward Air Corp.	6,865	307,758
Heartland Express, Inc.	14,428	345,695
Hub Group, Inc., Class A*	39,232	1,590,073
Knight Transportation, Inc.	17,349	475,189
Matson, Inc.	27,523	688,901
Roadrunner Transportation Systems, Inc.*	28,034	638,895
Saia, Inc.*	10,520	521,371
SkyWest, Inc.	171,068	1,330,909
UTi Worldwide, Inc.*	181,368	1,927,942
Total Transportation		10,486,110
Utilities - 2.8%
ALLETE, Inc.	10,605	470,756
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

RevenueShares Small Cap Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Utilities (continued)
American States Water Co.	6,714	$204,240
Avista Corp.	23,031	703,136
El Paso Electric Co.	11,395	416,487
Laclede Group, Inc.	14,101	654,286
New Jersey Resources Corp.	35,754	1,805,935
Northwest Natural Gas Co.	8,162	344,844
NorthWestern Corp.	11,900	539,784
Piedmont Natural Gas Co., Inc.(a)	19,224	644,581
South Jersey Industries, Inc.	7,027	374,961
Southwest Gas Corp.	17,908	869,971
UIL Holdings Corp.	20,482	725,063
Total Utilities		7,754,044
Total Common Stocks
(Cost $257,077,410)		274,525,931

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–5.6%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.07% (b) (Cost $15,269,203)	15,269,203	15,269,203
Total Investments–105.4% (Cost $272,346,613)		289,795,134
Liabilities in Excess of Other Assets–(5.4)%		(14,830,514)
Net Assets–100.0%		$274,964,620

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $14,388,913; total market value of the collateral held by the fund was $15,649,692. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $380,489.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Financials Sector Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.7%
Banks - 32.6%
Bank of America Corp.	139,806	$2,383,692
BB&T Corp.	6,195	230,516
Citigroup, Inc.	40,631	2,105,499
Comerica, Inc.	1,205	60,081
Fifth Third Bancorp	7,660	153,353
Huntington Bancshares, Inc.	6,780	65,970
JPMorgan Chase & Co.	40,247	2,424,479
KeyCorp	7,397	98,602
M&T Bank Corp.	887	109,358
PNC Financial Services Group, Inc.	4,462	381,858
Regions Financial Corp.	12,622	126,725
SunTrust Banks, Inc.	5,060	192,432
U.S. Bancorp	11,682	488,658
Wells Fargo & Co.	39,130	2,029,673
Zions Bancorporation	1,800	52,308
Total Banks		10,903,204
Capital Markets - 11.1%
Affiliated Managers Group, Inc.*	272	54,498
Ameriprise Financial, Inc.	2,216	273,410
Bank of New York Mellon Corp.	8,867	343,419
BlackRock, Inc.	767	251,821
Charles Schwab Corp.	4,584	134,724
E*TRADE Financial Corp.*	1,986	44,864
Franklin Resources, Inc.	3,505	191,408
Goldman Sachs Group, Inc.	5,149	945,202
Invesco Ltd.	2,869	113,268
Legg Mason, Inc.	1,253	64,103
Morgan Stanley	24,825	858,200
Northern Trust Corp.	1,495	101,705
State Street Corp.	3,274	240,999
T. Rowe Price Group, Inc.	1,119	87,730
Total Capital Markets		3,705,351
Consumer Finance - 5.2%
American Express Co.	9,433	825,765
Capital One Financial Corp.	6,758	551,588
Discover Financial Services	3,485	224,399
Navient Corp.	7,738	137,040
Total Consumer Finance		1,738,792
Diversified Financial Services - 15.2%
Berkshire Hathaway, Inc., Class B*	31,979	4,417,579
CME Group, Inc.	853	68,202
Intercontinental Exchange, Inc.	370	72,168
Leucadia National Corp.	10,315	245,910
McGraw Hill Financial, Inc.	1,377	116,288
Moody's Corp.	775	73,237
NASDAQ OMX Group, Inc.	1,842	78,138
Total Diversified Financial Services		5,071,522
Insurance - 31.0%
ACE Ltd.	4,354	456,604
Aflac, Inc.	9,391	547,026
Allstate Corp.	13,326	817,817
American International Group, Inc.	27,261	1,472,639
AON PLC	3,226	282,823
Assurant, Inc.	3,518	226,207
Chubb Corp.	3,576	325,702
Cincinnati Financial Corp.	2,329	109,579
Genworth Financial, Inc., Class A*	16,944	221,966
Hartford Financial Services Group, Inc.	13,091	487,640
Lincoln National Corp.	5,466	292,868
Loews Corp.	8,322	346,695

Investments	Shares	Value
Marsh & McLennan Cos., Inc.	5,619	$294,099
MetLife, Inc.	30,005	1,611,869
Principal Financial Group, Inc.	4,388	230,238
Progressive Corp.	17,421	440,403
Prudential Financial, Inc.	12,298	1,081,486
Torchmark Corp.	1,705	89,291
Travelers Cos., Inc.	6,737	632,874
Unum Group	6,821	234,506
XL Group PLC	5,138	170,427
Total Insurance		10,372,759
Real Estate Investment Trusts - 3.8%
American Tower Corp.	932	87,263
Apartment Investment & Management Co., Class A	716	22,783
AvalonBay Communities, Inc.	261	36,793
Boston Properties, Inc.	464	53,713
Crown Castle International Corp.	991	79,805
Equity Residential	970	59,733
Essex Property Trust, Inc.	95	16,981
General Growth Properties, Inc.	2,505	58,993
HCP, Inc.	1,250	49,638
Health Care REIT, Inc.	1,188	74,096
Host Hotels & Resorts, Inc.	5,692	121,410
Kimco Realty Corp.	1,054	23,093
Macerich Co. (The)	387	24,702
Plum Creek Timber Co., Inc.	808	31,520
Prologis, Inc.	1,074	40,490
Public Storage	297	49,254
Simon Property Group, Inc.	737	121,178
Ventas, Inc.	1,123	69,570
Vornado Realty Trust	613	61,275
Weyerhaeuser Co.	6,028	192,052
Total Real Estate Investment Trusts		1,274,342
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	6,235	185,429

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	3,093	30,064
People's United Financial, Inc.	2,121	30,691
Total Thrifts & Mortgage Finance		60,755

Total Investments - 99.7% (Cost $28,514,888)		33,312,154
Other Assets in Excess of Liabilities - 0.3%		112,574
Net Assets–100.0%		$33,424,728

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares ADR Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–95.4%
Automobiles & Components - 6.8%
Honda Motor Co. Ltd.(a)	12,687	$434,910
Magna International, Inc.	1,218	115,601
Toyota Motor Corp.(a)	7,978	937,654
Total Automobiles & Components		1,488,165
Banks - 11.7%
Banco Bilbao Vizcaya Argentaria SA(a)(b)	8,335	100,020
Banco Bradesco SA(a)	16,663	237,448
Banco de Chile(a)	240	17,753
Banco Santander Chile(a)	780	17,230
Banco Santander SA(a)(b)	20,175	191,662
Bancolombia SA(a)(b)	382	21,667
Bank of Ireland*(a)(b)	1,945	30,789
Bank of Montreal	938	69,056
Bank of Nova Scotia	1,535	94,940
Barclays PLC(a)	10,306	152,632
Canadian Imperial Bank of Commerce	619	55,617
Credicorp Ltd.	113	17,333
HSBC Holdings PLC(a)	4,975	253,128
ING Groep NV*(a)	12,552	178,113
KB Financial Group, Inc.(a)	16	579
Lloyds Banking Group PLC*(a)(b)	33,625	169,470
Mitsubishi UFJ Financial Group, Inc.(a)	32,872	184,412
Mizuho Financial Group, Inc.(a)	31,550	112,633
Royal Bank of Canada	1,693	120,965
Royal Bank of Scotland Group PLC*(a)(b)	12,687	151,356
Shinhan Financial Group Co. Ltd.(a)	76	3,455
Sumitomo Mitsui Financial Group, Inc.(a)	17,566	144,041
Toronto-Dominion Bank	2,141	105,744
Westpac Banking Corp.(a)	4,387	123,319
Total Banks		2,553,362
Capital Goods - 1.5%
ABB Ltd.*(a)(b)	6,608	148,085
Embraer SA(a)(b)	606	23,767
Koninklijke Philips NV	3,706	117,517
Nidec Corp.(a)(b)	1,943	32,876
Total Capital Goods		322,245
Consumer Durables & Apparel - 1.5%
Gildan Activewear, Inc.	149	8,153
Luxottica Group S.p.A.(a)	700	36,456
Sony Corp.(a)	15,143	273,180
Total Consumer Durables & Apparel		317,789
Consumer Services - 0.4%
Carnival PLC(a)	1,449	57,887
Intercontinental Hotels Group PLC(a)	177	6,843
Tim Hortons, Inc.	143	11,270
Total Consumer Services		76,000
Diversified Financials - 2.8%
Credit Suisse Group AG*(a)	5,208	143,949
Deutsche Bank AG	6,091	212,333
Nomura Holdings, Inc.(a)	13,253	78,325
ORIX Corp.(a)	313	21,597
UBS AG*	8,286	143,928
Total Diversified Financials		600,132
Energy - 34.6%
BP PLC(a)	24,223	1,064,601
Cameco Corp.(b)	435	7,682
Canadian Natural Resources Ltd.	1,522	59,114
Cenovus Energy, Inc.	2,318	62,308

Investments	Shares	Value
China Petroleum & Chemical Corp.(a)(b)	12,207	$1,066,404
CNOOC Ltd.(a)	922	159,082
Ecopetrol SA(a)(b)	4,010	125,393
Enbridge, Inc.	2,621	125,493
Encana Corp.	1,024	21,719
Enerplus Corp.(b)	256	4,856
ENI S.p.A.(a)	11,429	540,020
Imperial Oil Ltd.	2,299	108,559
Pembina Pipeline Corp.	434	18,289
Penn West Petroleum Ltd.(b)	1,151	7,769
PetroChina Co. Ltd.(a)(b)	8,145	1,046,714
Royal Dutch Shell PLC, Class A(a)	10,479	797,766
Royal Dutch Shell PLC, Class B(a)	10,058	795,789
Statoil ASA(a)(b)	13,524	367,312
Suncor Energy, Inc.	3,610	130,502
Talisman Energy, Inc.	1,957	16,928
Tenaris SA(a)	812	36,987
Total SA(a)	12,755	822,060
TransCanada Corp.	616	31,742
Ultrapar Participacoes SA(a)	4,433	93,625
Total Energy		7,510,714
Food & Staples Retailing - 0.8%
Cencosud SA(a)(b)	7,801	70,287
Delhaize Group SA(a)	6,136	106,092
Total Food & Staples Retailing		176,379
Food, Beverage & Tobacco - 3.3%
Ambev SA(a)	8,678	56,841
Anheuser-Busch InBev NV(a)	1,494	165,610
BRF SA(a)	2,027	48,222
British American Tobacco PLC(a)	730	82,548
Diageo PLC(a)	506	58,392
Fomento Economico Mexicano SAB de CV(a)	778	71,615
Unilever NV	2,982	118,326
Unilever PLC(a)	2,822	118,242
Total Food, Beverage & Tobacco		719,796
Health Care Equipment & Services - 0.6%
Catamaran Corp.*	1,447	60,991
Fresenius Medical Care AG & Co. KGaA(a)	1,569	54,444
Smith & Nephew PLC(a)	188	15,828
Total Health Care Equipment & Services		131,263
Insurance - 5.6%
Aegon NV, Class G	24,672	202,804
Aviva PLC(a)(b)	13,892	235,330
China Life Insurance Co. Ltd.(a)(b)	5,521	230,226
Manulife Financial Corp.	6,681	128,609
Prudential PLC(a)	7,868	350,205
Sun Life Financial, Inc.	1,947	70,618
Total Insurance		1,217,792
Materials - 5.8%
Agnico-Eagle Mines Ltd.	195	5,661
Agrium, Inc.(b)	635	56,515
ArcelorMittal(b)	19,763	270,555
Barrick Gold Corp.	2,463	36,108
BHP Billiton Ltd.(a)	1,938	114,109
BHP Billiton PLC(a)	2,090	116,058
Cemex SAB de CV*(a)	4,324	56,385
Cia de Minas Buenaventura SA(a)	353	4,088
Cia Siderurgica Nacional SA(a)(b)	7,034	24,971
CRH PLC(a)	3,901	88,982
Eldorado Gold Corp.	519	3,498
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Materials (continued)
Gerdau SA(a)	12,525	$60,120
Goldcorp, Inc.	545	12,551
James Hardie Industries PLC(a)	93	4,863
Kinross Gold Corp.*	3,453	11,395
POSCO(a)	1,203	91,308
Potash Corp. of Saskatchewan, Inc.	684	23,639
Randgold Resources Ltd.(a)(b)	60	4,055
Rio Tinto PLC(a)(b)	3,534	173,802
Silver Wheaton Corp.	105	2,093
Sociedad Quimica y Minera de Chile SA(a)	279	7,293
Southern Copper Corp.	654	19,391
Syngenta AG(a)	801	50,759
Teck Resources Ltd., Class B(b)	1,432	27,051
Yamana Gold, Inc.(b)	865	5,190
Total Materials		1,270,440
Media - 1.0%
Grupo Televisa SAB(a)	571	19,346
Pearson PLC(a)(b)	1,460	29,229
Reed Elsevier NV(a)	379	17,127
Reed Elsevier PLC(a)(b)	266	17,138
Shaw Communications, Inc., Class B(b)	707	17,300
Thomson Reuters Corp.	1,252	45,585
WPP PLC(a)	649	65,186
Total Media		210,911
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
AstraZeneca PLC(a)	1,297	92,658
GlaxoSmithKline PLC(a)	3,102	142,599
Novartis AG(a)	2,197	206,803
Novo Nordisk A/S(a)	1,156	55,049
QIAGEN NV*	206	4,691
Sanofi(a)	2,882	162,631
Shire PLC(a)	76	19,688
Valeant Pharmaceuticals International, Inc.*	227	29,782
Total Pharmaceuticals, Biotechnology & Life Sciences		713,901
Real Estate - 0.3%
Brookfield Asset Management, Inc., Class A	1,541	69,283

Semiconductors & Semiconductor Equipment - 0.6%
ARM Holdings PLC(a)	95	4,150
ASML Holding NV, Class G	307	30,338
STMicroelectronics NV, Class Y(b)	3,487	26,815
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	3,533	71,296
Total Semiconductors & Semiconductor Equipment		132,599
Software & Services - 0.5%
CGI Group, Inc., Class A*	1,019	34,411
SAP SE(a)	1,104	79,665
Total Software & Services		114,076
Technology Hardware & Equipment - 2.2%
Alcatel-Lucent*(a)	20,624	62,491
BlackBerry Ltd.*	3,340	33,200
Canon, Inc.(a)	4,133	134,694
Kyocera Corp.(a)	1,157	54,020
Nokia OYJ(a)	8,535	72,206
Telefonaktiebolaget LM Ericsson(a)	9,849	123,999
Total Technology Hardware & Equipment		480,610
Telecommunication Services - 10.1%
America Movil SAB de CV, Series L(a)	8,479	213,671
BCE, Inc.	1,634	69,870

Investments	Shares	Value
BT Group PLC(a)	1,655	$101,749
China Mobile Ltd.(a)	5,942	349,093
Chunghwa Telecom Co. Ltd.(a)(b)	790	23,676
Nippon Telegraph & Telephone Corp.(a)	13,112	407,914
NTT DoCoMo, Inc.(a)	10,056	168,337
Orange SA(a)	13,427	197,914
Portugal Telecom SGPS SA(a)	5,425	11,338
Rogers Communications, Inc., Class B	1,080	40,414
Telecom Italia S.p.A.*(a)	8,490	97,126
Telefonica SA(a)	17,050	262,059
TELUS Corp.(b)	1,127	38,521
Vodafone Group PLC(a)	6,736	221,547
Total Telecommunication Services		2,203,229
Transportation - 0.6%
Canadian National Railway Co.	521	36,970
Canadian Pacific Railway Ltd.	104	21,577
Latam Airlines Group SA*(a)(b)	3,919	44,559
Ryanair Holdings PLC*(a)	430	24,265
Total Transportation		127,371
Utilities - 1.4%
Cia Energetica de Minas Gerais(a)	4,030	25,107
CPFL Energia SA(a)(b)	1,428	22,205
Empresa Nacional de Electricidad SA(a)	320	14,067
Enersis SA(a)	2,588	40,839
National Grid PLC(a)	1,196	85,968
TransAlta Corp.	768	8,064
Veolia Environnement SA(a)	6,183	108,512
Total Utilities		304,762
Total Common Stocks
(Cost $19,548,796)		20,740,819

PREFERRED STOCKS–3.5%
Banks - 0.9%
Itau Unibanco Holding SA(a)	13,739	190,697

Energy - 1.9%
Petroleo Brasileiro SA, Class A(a)	27,598	410,934

Materials - 0.7%
Vale SA, Class A(a)	15,112	146,738

Total Preferred Stocks
(Cost $1,101,130)		748,369

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–15.1%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.07%(c) (Cost $3,277,513)	3,277,513	3,277,513
Total Investments–114.0% (Cost $23,927,439)		24,766,701
Liabilities in Excess of Other Assets–(14.0)%		(3,032,089)
Net Assets–100.0%		$21,734,612

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

RevenueShares ADR Fund
September 30, 2014 (Unaudited)

Country	Value	% of Net Assets
Australia	$237,428	1.1%
Belgium	271,702	1.3
Brazil	1,340,675	6.2
Canada	2,019,618	9.3
Chile	212,028	1.0
China	1,276,940	5.9
Colombia	147,060	0.7
Denmark	55,049	0.3
Finland	72,206	0.3
France	1,353,608	6.2
Germany	346,442	1.6
Hong Kong	1,574,579	7.2
Ireland	168,587	0.8
Italy	673,602	3.1
Japan	2,984,593	13.7
Jersey Islands	4,055	0.0 †
Luxembourg	307,542	1.4
Mexico	361,017	1.7
Netherlands	2,262,471	10.4
Norway	367,312	1.7
Peru	21,421	0.1
Portugal	11,338	0.1
South Korea	95,342	0.4
Spain	553,741	2.5
Sweden	123,999	0.6
Switzerland	720,339	3.3
Taiwan	94,972	0.4
United Kingdom	3,766,546	17.3
United States	3,342,489	15.4
Total Investments	24,766,701	114.0
Liabilities in Excess of Other Assets	(3,032,089)	(14.0)
Net Assets	$21,734,612	100.0%

PLC – Public Limited Company

* †	Non-income producing security Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $3,188,747; total market value of the collateral held by the fund was $3,277,513.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components - 8.1%
Gentherm, Inc.*	491	$20,735
Motorcar Parts of America, Inc.*	611	16,625
Strattec Security Corp.	224	18,222
Tata Motors Ltd.(a)	11,623	508,041
Visteon Corp.*	1,054	102,502
Total Automobiles & Components		666,125
Banks - 4.8%
Banco Macro SA(a)	1,012	40,085
BBVA Banco Frances SA(a)	3,058	39,510
HDFC Bank Ltd.(a)	2,662	123,996
Shinhan Financial Group Co. Ltd.(a)	4,248	193,114
Total Banks		396,705
Capital Goods - 8.0%
Alliant Techsystems, Inc.	587	74,925
American Railcar Industries, Inc.	326	24,098
Argan, Inc.	494	16,490
Astronics Corp.*	376	17,928
Douglas Dynamics, Inc.	915	17,842
FreightCar America, Inc.	539	17,949
Greenbrier Cos., Inc.(b)	548	40,212
Huntington Ingalls Industries, Inc.	1,002	104,418
Nidec Corp.(a)	8,216	139,015
Patrick Industries, Inc.*	551	23,340
Spirit AeroSystems Holdings, Inc., Class A*	2,606	99,184
Trinity Industries, Inc.	1,728	80,732
Total Capital Goods		656,133
Consumer Durables & Apparel - 2.4%
Hanesbrands, Inc.	745	80,043
Harman International Industries, Inc.	802	78,628
Skechers U.S.A., Inc., Class A*	715	38,117
Total Consumer Durables & Apparel		196,788
Consumer Services - 0.7%
Jack in the Box, Inc.	545	37,164
TAL Education Group*(a)	530	18,518
Total Consumer Services		55,682
Energy - 3.4%
Basic Energy Services, Inc.*	1,389	30,127
Green Plains, Inc.	1,463	54,702
Navigator Holdings Ltd.*	582	16,197
Pacific Ethanol, Inc.*	1,704	23,788
REX American Resources Corp.*	268	19,532
Targa Resources Corp.	894	121,736
Vertex Energy, Inc.*	2,279	15,862
Total Energy		281,944
Food & Staples Retailing - 1.2%
Pantry, Inc.*	5,074	102,647

Food, Beverage & Tobacco - 3.6%
Calavo Growers, Inc.	572	25,820
Cal-Maine Foods, Inc.	372	33,231
Dr Pepper Snapple Group, Inc.	1,519	97,687
MGP Ingredients, Inc.	1,732	22,637
Pilgrim's Pride Corp.*	3,974	121,445
Total Food, Beverage & Tobacco		300,820
Health Care Equipment & Services - 17.1%
ExamWorks Group, Inc.*	700	22,925
HCA Holdings, Inc.*	6,617	466,631
Health Net, Inc.*	3,721	171,575
LifePoint Hospitals, Inc.*	914	63,240
McKesson Corp.	3,062	596,080

Investments	Shares	Value
Team Health Holdings, Inc.*	1,247	$72,313
Zeltiq Aesthetics, Inc.*	660	14,936
Total Health Care Equipment & Services		1,407,700
Insurance - 1.6%
Federated National Holding Co.	698	19,607
PartnerRe Ltd.	892	98,022
United Insurance Holdings Corp.	1,157	17,355
Total Insurance		134,984
Materials - 2.2%
Ball Corp.	2,036	128,818
Century Aluminum Co.*	1,380	35,838
U.S. Silica Holdings, Inc.	331	20,691
Total Materials		185,347
Media - 0.2%
Journal Communications, Inc., Class A*	1,900	16,017

Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
Cambrex Corp.*	856	15,990
Charles River Laboratories International, Inc.*	507	30,288
China Biologic Products, Inc.*(b)	318	17,159
Gilead Sciences, Inc.*	2,369	252,180
Hospira, Inc.*	1,354	70,449
ICON PLC*	597	34,166
Illumina, Inc.*	204	33,440
Medivation, Inc.*	196	19,378
Pacira Pharmaceuticals, Inc.*	155	15,023
Shire PLC(a)	336	87,041
Total Pharmaceuticals, Biotechnology & Life Sciences		575,114
Real Estate - 3.4%
Brookfield Asset Management, Inc., Class A	5,738	257,980
New York Mortgage Trust, Inc.(b)	2,550	18,437
Total Real Estate		276,417
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	628	79,341

Retailing - 2.8%
Expedia, Inc.	996	87,269
Foot Locker, Inc.	1,887	105,012
Vipshop Holdings Ltd.*(a)	226	42,716
Total Retailing		234,997
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Semiconductor Engineering, Inc.(a)	19,302	114,075
Canadian Solar, Inc.*	1,080	38,632
Micron Technology, Inc.*	6,695	229,371
NXP Semiconductor NV*	1,152	78,831
OmniVision Technologies, Inc.*	1,247	32,996
RF Micro Devices, Inc.*	2,489	28,723
Silicon Motion Technology Corp.(a)	651	17,538
Skyworks Solutions, Inc.	730	42,376
TriQuint Semiconductor, Inc.*	1,335	25,458
Xcerra Corp.*	1,759	17,221
Total Semiconductors & Semiconductor Equipment		625,221
Software & Services - 3.0%
Bitauto Holdings Ltd.*(a)	218	17,004
Facebook, Inc., Class A*	1,951	154,207
NetScout Systems, Inc.*	437	20,015
Open Text Corp.	632	35,025
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

RevenueShares Navellier Overall A-100 Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
Software & Services (continued)
VASCO Data Security International, Inc.*	914	$17,165
Total Software & Services		243,416
Technology Hardware & Equipment - 4.7%
ARRIS Group, Inc.*	2,637	74,772
Cognex Corp.*	452	18,202
Comtech Telecommunications Corp.	487	18,092
Dolby Laboratories, Inc., Class A*	625	26,119
Super Micro Computer, Inc.*	1,181	34,745
Western Digital Corp.	2,205	214,591
Total Technology Hardware & Equipment		386,521
Transportation - 12.0%
Alaska Air Group, Inc.	1,805	78,590
Delta Air Lines, Inc.	13,811	499,268
Grupo Aeroportuario del Pacifico S.A.B. de CV(a)	299	20,164
Hawaiian Holdings, Inc.*	2,929	39,395
Old Dominion Freight Line, Inc.*	676	47,752
P.A.M. Transportation Services, Inc.*	559	20,264
Southwest Airlines Co.	7,395	249,729
Spirit Airlines, Inc.*	543	37,543
Total Transportation		992,705
Utilities - 5.2%
AGL Resources, Inc.	1,664	85,430
National Grid PLC(a)	4,801	345,096
Total Utilities		430,526
Total Common Stocks
(Cost $7,952,079)		8,245,150

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–0.9%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.07% (c) (Cost $71,303)	71,303	71,303
Total Investments–100.9% (Cost $8,023,382)		8,316,453
Liabilities in Excess of Other Assets–(0.9)%		(71,731)
Net Assets–100.0%		$8,244,722

PLC – Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $68,265; total market value of the collateral held by the fund was $71,303.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Ultra Dividend Fund
September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.6%
Banks - 0.9%
New York Community Bancorp, Inc.(a)	7,382	$117,152
People's United Financial, Inc.	5,783	83,680
Valley National Bancorp	4,592	44,497
Total Banks		245,329
Consumer Durables & Apparel - 3.7%
Leggett & Platt, Inc.	6,853	239,307
VF Corp.	11,459	756,638
Total Consumer Durables & Apparel		995,945
Consumer Services - 2.0%
Darden Restaurants, Inc.	10,433	536,882

Diversified Financials - 0.7%
CME Group, Inc.	2,326	185,975

Energy - 10.1%
Diamond Offshore Drilling, Inc.(a)	4,741	162,474
Ensco PLC, Class A	6,988	288,674
HollyFrontier Corp.	28,451	1,242,740
Kinder Morgan, Inc.(a)	26,034	998,144
Total Energy		2,692,032
Food, Beverage & Tobacco - 11.4%
Altria Group, Inc.	25,637	1,177,764
Philip Morris International, Inc.	15,959	1,330,980
Reynolds American, Inc.	9,349	551,591
Total Food, Beverage & Tobacco		3,060,335
Insurance - 2.0%
Mercury General Corp.	3,925	191,579
Old Republic International Corp.	23,587	336,823
Total Insurance		528,402
Materials - 1.7%
Newmont Mining Corp.	20,069	462,591

Real Estate Investment Trusts - 4.9%
BioMed Realty Trust, Inc.	1,350	27,270
Camden Property Trust	768	52,631
Corporate Office Properties Trust	1,313	33,770
Corrections Corp. of America	3,005	103,252
Equity One, Inc.	1,012	21,890
HCP, Inc.	3,409	135,371
Health Care REIT, Inc.	3,239	202,016
Highwoods Properties, Inc.	940	36,566
Home Properties, Inc.	720	41,933
Hospitality Properties Trust	3,696	99,238
Liberty Property Trust	1,378	45,832
Mack-Cali Realty Corp.	2,109	40,303
National Retail Properties, Inc.	758	26,204
Omega Healthcare Investors, Inc.(a)	837	28,617
Rayonier, Inc.	2,889	89,963
Realty Income Corp.	1,311	53,476
Senior Housing Properties Trust	2,348	49,120
Ventas, Inc.	3,062	189,691
Weingarten Realty Investors	1,023	32,225
Total Real Estate Investment Trusts		1,309,368
Retailing - 4.7%
Staples, Inc.	103,904	1,257,238

Semiconductors & Semiconductor Equipment - 0.2%
Cypress Semiconductor Corp.*	4,382	43,272

Investments	Shares	Value
Software & Services - 0.2%
Compuware Corp.	5,087	$53,973

Technology Hardware & Equipment - 5.0%
Apple, Inc.	13,339	1,343,904

Telecommunication Services - 17.1%
AT&T, Inc.	38,690	1,363,436
CenturyLink, Inc.	28,971	1,184,624
Frontier Communications Corp.	45,953	299,154
Verizon Communications, Inc.	27,534	1,376,425
Windstream Holdings, Inc.	33,862	365,032
Total Telecommunication Services		4,588,671
Utilities - 35.0%
Ameren Corp.	9,590	367,585
Consolidated Edison, Inc.	14,755	836,018
Duke Energy Corp.	18,236	1,363,506
Entergy Corp.	10,319	797,968
FirstEnergy Corp.	28,539	958,054
Hawaiian Electric Industries, Inc.(a)	8,219	218,215
Integrys Energy Group, Inc.	6,877	445,767
Pepco Holdings, Inc.	11,565	309,479
PG&E Corp.	22,337	1,006,059
PPL Corp.	19,360	635,782
Public Service Enterprise Group, Inc.	17,597	655,312
SCANA Corp.	6,109	303,068
Southern Co.	26,711	1,165,935
TECO Energy, Inc.	10,522	182,872
Westar Energy, Inc.	4,187	142,861
Total Utilities		9,388,481
Total Common Stocks
(Cost $26,242,292)		26,692,398

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–5.2%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.07% (b) (Cost $1,397,056)	1,397,056	1,397,056
Total Investments–104.8% (Cost $27,639,348)		28,089,454
Liabilities in Excess of Other Assets–(4.8)%		(1,290,423)
Net Assets–100.0%		$26,799,031

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $1,355,680; total market value of the collateral held by the fund was $1,397,056.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial documents.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund, January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund and September 30, 2013 for the RevenueShares Ultra Dividend Fund.

The objective of the RevenueShares Large Cap Fund is to outperform the total return performance of the S&P 500 Index. The objective of the RevenueShares Mid Cap Fund is to outperform the total return performance of the S&P MidCap 400 Index. The objective of the RevenueShares Small Cap Fund is to outperform the total return performance of the S&P SmallCap 600 Index. The objective of the RevenueShares Financials Sector Fund is to outperform the total return performance of the S&P 500 Financials Index. The objective of the RevenueShares ADR Fund is to outperform the total return performance of the S&P ADR Index. The objective of the RevenueShares Navellier Overall A-100 Fund is to outperform the total return performance of the Navellier Overall A-100 Index. The objective of the RevenueShares Ultra Dividend Fund is to outperform the total return performance of the S&P 900 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at September 30, 2014 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2014, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2014 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Other
Fund	Common Stock	Preferred Stock	Money Market Funds	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$258,626,269	$-	$884,219	$-	$-	$259,510,488
RevenueShares Mid Cap Fund	208,796,397	-	8,140,292	-	-	216,936,689
RevenueShares Small Cap Fund	274,525,931	-	15,269,203	-	-	289,795,134
RevenueShares Financials Sector Fund	33,312,154	-	-	-	-	33,312,154
RevenueShares ADR Fund	20,740,819	748,369	3,277,513	-	-	24,766,701
RevenueShares Navellier Overall A-100 Fund	8,245,150	-	71,303	-	-	8,316,453
RevenueShares Ultra Dividend Fund	26,692,398	-	1,397,056	-	-	28,089,454

At September 30, 2014, the Funds did not hold any Level 2 or Level 3 securities during the period. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At September 30, 2014, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2014.

4. FEDERAL INCOME TAX

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
RevenueShares Large Cap Fund	$194,145,271	$65,971,167	$(605,950)	$65,365,217
RevenueShares Mid Cap Fund	188,122,752	32,525,860	(3,711,923)	28,813,937
RevenueShares Small Cap Fund	272,346,613	30,795,663	(13,347,142)	17,448,521
RevenueShares Financials Sector Fund	28,514,888	4,875,888	(78,622)	4,797,266
RevenueShares ADR Fund	23,927,439	2,572,354	(1,733,092)	839,262
RevenueShares Navellier Overall A-100 Fund	8,023,382	532,942	(239,871)	293,071
RevenueShares Ultra Dividend Fund	27,639,348	977,710	(527,604)	450,106

5. RISKS

Concentration Risk

Each of the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund will concentrate in industries to the same extent as its Underlying Index. Each Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR, RevenueShares Navellier Overall A-100 and RevenueShares Ultra Dividend Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk

The RevenueShares Financials Sector Fund is subject to financials sector risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation and may be adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

Foreign Securities Risk

The RevenueShares ADR Fund is subject to foreign securities risk. Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Focus Risk

To the extent the RevenueShares ADR Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Depositary Receipts Risk

The RevenueShares ADR Fund is subject to depositary receipts risk. Changes in foreign currency exchange rates affect the value of ADRs and global shares and, therefore, the value of the Fund’s portfolio. In addition, although the ADRs and global shares in which the Fund invests may be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor an ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Foreign Market Risk

The RevenueShares ADR Fund is subject to foreign market risk. Because global shares and the underlying securities of ADRs in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the global shares or ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Energy Industry Risk

The RevenueShares ADR Fund is subject to energy industry risk. Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Utilities Industry Risk

The RevenueShares Ultra Dividend Fund is subject to utilities industry risk. The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

6. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

7. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	November 24, 2014

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	November 24, 2014

* Print the name and title of each signing officer under his or her signature.